-------------------------------------------------------------------------------

               U N I T E D   I N V E S T O R S

               A D V A N T A G E  I I/SM/

               VARIABLE ANNUITY

               PROSPECTUS
-------------------------------------------------------------------------------
               This Prospectus describes the Deferred Variable Annuity Policy ("Policy") issued by United Investors Life Insurance Company ("United Investors"). The Policy can be purchased with a single minimum Purchase Payment of $5,000, (for tax qualified policies, the minimum Purchase Payment is lower). Additional Purchase Payments may be made in amounts of $100 or more. No Policy will be issued if either the Annuitant or the Owner are over age 80 nearest birthday.

               The Owner may choose to allocate Purchase Payments among the eleven Investment Divisions ("Investment Divisions") of the United Investors Annuity Variable Account ("the Variable Account"), to the Fixed Account which provides guaranteed interest accumulation, or to a combination of both. In addition, the Owner can transfer values among the Investment Divisions and/or the Fixed Account. (See Transfers for restrictions on transfers.) Assets of each Investment Division are invested in corresponding portfolios of TMK/United Funds, Inc. (the "Fund"), a diversified open-end management investment company. The Fund consists of the following eleven portfolios:

                                  MONEY MARKET PORTFOLIO

                                  BOND PORTFOLIO

                                  HIGH INCOME PORTFOLIO

                                  GROWTH PORTFOLIO

                                  INCOME PORTFOLIO

                                  INTERNATIONAL PORTFOLIO

                                  SMALL CAP PORTFOLIO

                                  BALANCED PORTFOLIO

                                  LIMITED-TERM BOND PORTFOLIO

                                  ASSET STRATEGY PORTFOLIO

                                  SCIENCE AND TECHNOLOGY PORTFOLIO.

               The Policy Value will vary in accordance with the investment performance of the Investment Divisions selected by the Owner. Therefore, the Owner bears the entire investment risk under the Policy for all Purchase Payments allocated to the Variable Account. United Investors Life guarantees that Purchase Payments allocated to the Fixed Account will earn interest at a rate not less than the Guaranteed Minimum Interest Rate of 4% per year.

               The Owner can surrender the Policy for cash or make a partial cash withdrawal (collectively, "Withdrawals"), although Withdrawals may be taxable and subject to a withdrawal charge and tax penalty.

               This Prospectus sets forth the basic information that a prospective investor should know before investing. A "Statement of Additional Information" containing more detailed information about the Policy and the Variable Account is available free by writing United Investors at United Investors Life Insurance Company, Variable Products Division, P.O. Box 156, Birmingham, Alabama 35201-0156, or by calling (205) 325-4300. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.

               This Prospectus Must Be Accompanied or Preceded By A Current Prospectus For TMK/United Funds, Inc.
-------------------------------------------------------------------------------
               THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
               PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
               THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. AN INVESTMENT IN THE POLICIES INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------
               PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.
-------------------------------------------------------------------------------
               The Date of This Prospectus is April 4, 1997.

               Issued By
                           United Investors Life Insurance Company
                           (a Missouri Stock Company)
                           2001 Third Avenue South
                           Birmingham, Alabama 35233

-------------------------------------------------------------------------------
                                                             U-1053 (4-97)

                SUPPLEMENT TO THE ADVANTAGE II PROSPECTUS

  The following information supplements and supersedes any contrary information contained in the Prospectus:

  At a special meeting of shareholders on July 24, 1997 shareholders of each series (each, a "Portfolio") of TMK/United Funds, Inc. (the "Fund") approved proposals relating to the following, as applicable to one or more of the
Portfolios:

  The Fund intends to change the goal of Income Portfolio to state that the Income Portfolio "seeks, as a primary goal, to maintain current income, subject to market conditions. As a secondary goal, the Portfolio seeks capital growth."

  The Fund also intends to change the Asset Strategy Portfolio's goal to state that the Asset Strategy Portfolio "seeks high total return over the long term" and then (a) eliminate the operating policy limiting the amount of a reallocation among the Portfolio's asset classes and (b) revise the current operating policy regarding the specified mix and ranges of its assets as follows:

                 MIX               RANGE
                 ---               -----
                 STOCK CLASS       0-100%
                 70%
                 BOND CLASS        0-100%
                 25%
                 SHORT-TERM CLASS  0-100%
                 5%

  The Fund intends to implement the foregoing changes on October 1, 1997.

  To be attached to the cover page of the Prospectus dated April 4, 1997.

  This Supplement is dated September 22, 1997.

U-1167, Ed. 9/97

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

-------------------------------------------------------------------------------------
Definitions               Definitions............................................   i
-------------------------------------------------------------------------------------
Summary                   Summary................................................   1
-------------------------------------------------------------------------------------
United Investors Life     United Investors Life Insurance Company................   7
Insurance Company and     United Investors Annuity Variable Account..............   7
United Investors Annuity  TMK/United Funds, Inc..................................   8
Variable Account
-------------------------------------------------------------------------------------
Fixed Account             Fixed Account..........................................  10
-------------------------------------------------------------------------------------
The Policy                Issuance of a Policy...................................  10
                          Purchase Payments......................................  11
                          Allocation of Purchase Payments........................  11
                          Policy Value...........................................  12
                          Surrender and Partial Withdrawals......................  12
                          Transfers..............................................  14
                          Dollar Cost Averaging..................................  15
                          Death Benefit..........................................  15
                          Required Distributions.................................  15
                          Free Look Period.......................................  16
-------------------------------------------------------------------------------------
Charges and Deductions    Annual Deduction.......................................  17
                          Withdrawal Charge......................................  17
                          Reductions in Charges for Certain Groups...............  18
                          Mortality and Expense Risk Charge......................  18
                          Transaction Charge.....................................  19
                          Premium Taxes..........................................  19
                          Federal Taxes..........................................  19
                          Fund Expenses..........................................  19
                          Policies Issued Before May 1, 1992.....................  19
-------------------------------------------------------------------------------------
Annuity Payments          Election of Payment Option.............................  19
                          Retirement Date........................................  19
                          Available Options......................................  20
-------------------------------------------------------------------------------------
Distribution of the
 Policies                 Distribution of the Policies...........................  21
-------------------------------------------------------------------------------------
Federal Tax Matters       Introduction...........................................  21
                          Taxation of Annuities in General.......................  22
-------------------------------------------------------------------------------------
Voting Rights             Voting Rights..........................................  24
-------------------------------------------------------------------------------------
Legal Proceedings         Legal Proceedings......................................  25
-------------------------------------------------------------------------------------
Financial Statements      Financial Statements...................................  25
-------------------------------------------------------------------------------------
Statement of Additional   Statement of Additional Information Table of Contents..  26
Information

                   The Policy is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

-------------------------------------------------------------------------------

                         DEFINITIONS
-------------------------------------------------------------------------------

Annuitant................means the person on whose life Annuity Payments de-
                         pend. If the Contract Owner names more than one per-son as an "Annuitant", the second person shall be re-ferred to as "Co-Annuitant". All provisions based on the date of death of the "Annuitant" prior to the Re-tirement Date will be based on the date of death of the last to survive of the "Annuitant" or "Co-Annuitant". The "Annuitant" and "Co-Annuitant" will be referred to collectively as the "Annuitant".

Annuity Payment..........means an amount paid monthly, starting on the Retire-
                         ment Date, by United Investors to the Annuitant or any other payee.

Annuity Payment Option...means any one of the payment options available under the Policy.

Beneficiary..............means the person or persons to whom this Policy's
                         Death Benefit is paid when the Annuitant dies.

Death Benefit............means the benefit payable upon death of the Annuitant or Owner.

Fixed Account............is a part of the General Account of United Investors
                         Life Insurance Company. The General Account consists of all assets of United Investors Life Insurance Com-pany other than those in any separate account.

Fixed Account Value......means the value of the Fixed Account under the Poli-
                         cy.

Fixed Annuity............means an annuity with payments which remain fixed in amount throughout the payment period and do not vary with the investment experience of the variable In-vestment Divisions.

Fund.....................means the mutual fund available for investment by the
                         Variable Account on the Policy Date or as later changed by us. The Fund available as of the date of this Prospectus is TMK/United Funds, Inc.

Guaranteed Minimum
 Interest Rate...........means the minimum effective annual rate at which in-
                         terest will be credited to amounts allocated to the Fixed Account of the Policy. The Guaranteed Minimum Interest Rate is 4% per year.

Joint Owner..............means the persons named as the Joint Owner in the ap-
                         plication, unless he or she has assigned ownership to someone else.

Net Purchase Payment.....means a Purchase Payment less any deduction for pre-
                         mium taxes incurred at the time the Purchase Payment was accepted.

Nonqualified Policies....means Policies that do not qualify for special fed-
                         eral income tax treatment.

Owner's Designated
Beneficiary..............means the person to whom ownership of the Policy passes by reason of the death of any policyowner.

Policy Anniversary.......means the same day and month as the Policy Date each year that the Policy remains in force.

Policy Date..............means the date the Policy becomes effective, and the date from which Policy Anniversaries and Policy Years are determined.

Policy Value.............means the Variable Account Value prior to the Retire-
                         ment Date plus the Fixed Account Value.

Policy Year..............means a year that starts on the Policy Date or on a
                         Policy Anniversary.

Policyowner or Owner.....means the person named as the Owner in the applica-
                         tion, unless he or she has assigned ownership to someone else.

Purchase Payment.........means any payment made by the Policyowner under the
                         Policy.

Qualified Policies.......means Policies used in connection with certain plans that qualify for special federal income tax treat-ment.

Retirement Date..........is the date on which the Annuity Payments are to start.

Valuation Date...........means a normal business day, Monday through Friday.
                         However, we will not value the Policy on any custom-ary U.S. business holiday when the New York Stock Ex-change is not open for trading. Those holidays cur-rently are New Year's Day, Presidents' Day, Good Fri-day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation Period.........means the interval of time commencing at the close of business of the New York Stock Exchange on each Valu-ation Date and ending at the close of business of the New York Stock Exchange on the next Valuation Date.

Variable Account Value...means the sum of all values of the Investment Divi-
                         sions of the Variable Account under the Policy.

Variable Annuity.........means an annuity with payments which vary in amount with the investment experience of the Variable Ac-count.

We.......................means United Investors Life Insurance Company. "Us"
                         and "our" also refer to United Investors.

Written Request or
Written  Notice..........means a request or notice in writing signed by the
                         Policyowner.

You......................means the Owner of the Policy. "Your" and "yours"
                         also refer to the Policyowner.

                                    SUMMARY

  The following summary of Prospectus information should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated the description of the Policy contained in this Prospectus assumes that the Policy is in force.

  THE POLICY. The Policy is designed to aid individuals in long-term financial planning and provides for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Policy also provides Annuity Payments after the Retirement Date. The Owner may select from a number of Annuity Payment Options, including a life annuity, joint life annuity and life annuity for a guaranteed period. Annuity Payments may be on a variable basis, a fixed basis, or a combination thereof. (See Annuity Payments.)

  The Policy is issued in consideration of the application and payment of the initial Purchase Payment. The minimum initial Purchase Payment for non-qualified policies is $5,000. For qualified plans, the initial Purchase Payment must be at least $1,200, unless Purchase Payments will be made by means of a bank draft authorization or a group payment method approved in advance by us. (See Purchase Payments.) The Policy can be purchased for a single Purchase Payment. However, additional Purchase Payments may be paid at the Policyowner's option (within certain limits). (See Purchase Payments.) The Policy can be purchased on a non-qualified tax basis or it can be purchased and used in connection with plans qualifying for favorable federal income tax treatment.

  THE VARIABLE ACCOUNT. The Variable Account currently has eleven Investment Divisions. The Investment Divisions invest solely in shares of a corresponding portfolio of the Fund, which currently has the following eleven separate investment portfolios (collectively, the "Portfolios"):

                         MONEY MARKET PORTFOLIO
                         BOND PORTFOLIO
                         HIGH INCOME PORTFOLIO
                         GROWTH PORTFOLIO
                         INCOME PORTFOLIO
                         INTERNATIONAL PORTFOLIO
                         SMALL CAP PORTFOLIO
                         BALANCED PORTFOLIO
                         LIMITED-TERM BOND PORTFOLIO
                         ASSET STRATEGY PORTFOLIO
                         SCIENCE AND TECHNOLOGY PORTFOLIO

Each of these Portfolios have a different investment objective. (See TMK/United Funds, Inc.)

  The Policyowner determines the allocation of Purchase Payments and Policy Value among the Investment Divisions of the Variable Account. Because the Policy Value depends on the investment experience of the selected Investment Divisions, the Owner bears the entire investment risk under the Policy for all Purchase Payments allocated to, and amounts transferred to the Variable Account. (See Allocation of Purchase Payments.) Prior to the Retirement Date, the Policyowner may transfer the Policy Value from one Investment Division to one or more other Investment Divisions up to twelve times per Policy Year at no cost. After the Retirement Date, the Annuitant may reallocate the value of the Annuitant's interest in the Investment Divisions once each Policy Year at no cost. (See Transfers.)

  THE FIXED ACCOUNT. The Fixed Account is a part of the General Account of United Investors Life Insurance Company. The General Account consists of all assets of United Investors Life Insurance Company other than those in any separate account. We guarantee that we will credit interest at a rate of not less than the Guaranteed Minimum Interest Rate of 4% per year to amounts allocated to the Fixed Account. We may credit interest at a rate in excess of the Guaranteed Minimum Interest Rate. ANY EXCESS INTEREST CREDITED WILL BE DETERMINED IN OUR SOLE DISCRETION. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE GUARANTEED MINIMUM INTEREST RATE. The Fixed Account may not be available in all states. (See Fixed Account.)

  The Policyowner determines the allocation of Purchase Payments and Policy Value to the Fixed Account. Prior to the Retirement Date, the Policyowner may transfer all or part of the values held in the Fixed Account to one or more of the Investment Divisions of the Variable Account once per policy year. After the Retirement Date, transfers from the Fixed Account to the Investment Divisions of the Variable Account are not allowed. After the Retirement Date values held in the Investment Divisions of the Variable Account may be transferred to the Fixed Account not more often than once per policy year. (See Transfers.)

  POLICY VALUE. On the Policy Date, the Policy Value equals the amount of the initial Purchase Payment less any applicable premium taxes plus any accrued interest from the date of receipt of the initial Purchase Payment to the Policy Date. Thereafter, the Policy Value will increase or decrease from day to day depending on the investment experience of the selected Investment Divisions.

  The Policy Value is equal to the Variable Account Value under the Policy prior to the Retirement Date plus the Fixed Account Value. (See Fixed Account.) Variable Account Values are not guaranteed. The Policy Value will reflect the investment performance of the selected Investment Divisions, the charges imposed in connection with the Policy, and indirectly the expenses of the Fund. (See Policy Value.) Accordingly, although the Policy offers the possibility that the Policy Value will increase, there is no assurance that it will increase, and it may decrease.

  SURRENDER AND PARTIAL WITHDRAWALS. You may surrender the Policy at any time prior to the Retirement Date for the Policy Value less any applicable Withdrawal Charge and less any premium taxes incurred upon surrender. You may also make partial withdrawals of the Policy Value at any time after the first Policy Year and prior to the Retirement Date. However, amounts withdrawn during the first eight Policy Years following receipt of a Purchase Payment may be subject to a Withdrawal Charge. (See Surrender and Partial Withdrawals.) In addition, withdrawals may be taxable and subject to a penalty tax. For certain Qualified Policies, withdrawals may be severely restricted and/or penalized. (See Federal Tax Matters.)

  DEATH BENEFIT. The Policy provides a Death Benefit if the Annuitant dies before the Retirement Date. The Death Benefit under the Policy will be paid in a lump sum or under one of the Annuity Payment Options. (See Death Benefit, Annuity Payments.) No Death Benefit will be paid if the Annuitant or Owner dies after the Retirement Date unless provided for in the Annuity Payment Option then in effect. (See Death Benefit.)

  Upon death of any Owner or Joint Owner prior to the Retirement Date certain distribution requirements under federal income tax laws will apply. (See Required Distributions.) If death of the Annuitant occurs prior to the Retirement Date and the Annuitant is also the Owner or Joint Owner of the Policy, the rules governing distribution of death benefit proceeds in the event of the death of the Owner shall apply.

  CHARGES AND DEDUCTIONS. United Investors does not impose any charge or deduction against a Purchase Payment prior to its allocation to the Variable Account or Fixed Account, (except for a charge for any premium taxes incurred at the time the Purchase Payment is accepted). Deductions are made from the values in the Investment Divisions and the Fixed Account to pay for various expenses and risks that we incur.

  There is a sales charge of a maximum of 8.5% of each Purchase Payment, which is deducted from the Policy Value in ten equal annual installments of 0.85% of the Purchase Payment. (See Annual Deduction.)

  A sales charge in the form of a withdrawal charge ("Withdrawal Charge") is assessed against each Purchase Payment withdrawn or applied under an Annuity Payment Option within eight years after the payment is received. The Withdrawal Charge is 8% of Purchase Payments less than one year old, and decreases 1% per year. Purchase Payments 8 years old or older are not subject to Withdrawal Charges.

  The sales charges described herein are applicable to policies issued after April 30, 1992. The sales charges for policies issued prior to May 1, 1992 (or later in some states), will be as shown in your policy form. (See Policies Issued before May 1, 1992 (or later in some states)).

  A $20 transaction charge will apply if more than four withdrawals are made in a Policy Year. (See Transaction Charge.) Withdrawals may be taxable and subject to a penalty tax. (See Federal Tax Matters.)

  An annual deduction of $50 is made on each Policy Anniversary to compensate United Investors for the cost of administering the Policy. (See Annual Deduction.)

  These sales charges and annual deductions will be made from the Fixed Account and the variable Investment Divisions in the same proportion that their values bear to the total Policy Value.

  A daily charge, at an effective annual rate of .90% of the average daily net assets of the Investment Divisions, will be deducted from the Investment Divisions for United Investors' assumption of certain mortality and expense risks incurred in connection with the Policy. (See Mortality and Expense Risk Charge.) There is no Mortality and Expense Risk Charge for amounts in the Fixed Account.

SUMMARY OF FEES AND CHARGES.

  The following information summarizes the fees and charges payable by the Owner of a Policy.

CONTRACT OWNER TRANSACTION EXPENSES.
  Deferred sales load (as percentage of each Purchase Payment; deducted in equal installments of .85% on each of the first ten policy anni-
   versaries following the date the payment is received): ..............   8.5%
  Surrender fees (for each withdrawal in excess of 4 per Policy Year): . $20.00
  Transfer fee (maximum of 12 transfers in a Policy Year): ............. $ 0.00
  Annual Deduction: .................................................... $50.00
VARIABLE ACCOUNT ANNUAL EXPENSES.
  Mortality and Expense Risk Fees (expressed as a percent of the average daily net assets of each Investment Division of the Variable Ac-
   count): .............................................................  0.90%

                       TMK/UNITED FUNDS' ANNUAL EXPENSES
          (Expressed as a Percentage of Net Assets of the Portfolio)

                                                                TOTAL INVESTMENT
                                            MANAGEMENT  OTHER   PORTFOLIO ANNUAL
                   PORTFOLIO                   FEE     EXPENSES     EXPENSES
                   ---------                ---------- -------- ----------------
     Money Market..........................   0.50%     0.11%        0.61%
     Bond..................................   0.53%     0.06%        0.59%
     High Income...........................   0.65%     0.06%        0.71%
     Growth................................   0.70%     0.03%        0.73%
     Income................................   0.70%     0.03%        0.73%
     International.........................   0.80%     0.20%        1.00%
     Small Cap.............................   0.85%     0.06%        0.91%
     Balanced..............................   0.60%     0.10%        0.70%
     Limited-Term Bond.....................   0.55%     0.21%        0.76%
     Asset Strategy........................   0.80%     0.13%        0.93%
     Science & Technology..................   0.70%     0.03%        0.73%

  The purpose of the following table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of both the Variable Account and the Fund for the year ended December 31, 1996, except for the Science & Technology Portfolio which are estimated for its first year of operation; charges and expenses for future years may be higher or lower. For more information on the charges summarized in this Table, see "Charges and Deductions," and the Prospectus for the Fund.

 Example

  If you surrender or annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                      PORTFOLIO                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                      ---------                  ------ ------- ------- --------
     Money Market............................... $85.10 $115.71 $148.08 $257.45
     Bond.......................................  84.90  115.11  147.06  255.37
     High Income................................  86.10  118.74  153.16  267.79
     Growth.....................................  86.30  119.34  154.17  269.85
     Income.....................................  86.30  119.34  154.17  269.85
     International..............................  89.00  127.47  167.77  297.23
     Small Cap..................................  88.10  124.77  163.26  288.18
     Balanced...................................  86.00  118.44  152.65  266.76
     Limited-Term Bond..........................  86.60  120.25  155.69  272.93
     Asset Strategy.............................  88.30  125.37  164.26  290.20
     Science & Technology.......................  86.30  119.34  154.17  269.85

  If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                      PORTFOLIO                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                      ---------                  ------ ------- ------- --------
     Money Market............................... $15.10 $65.71  $118.08 $257.45
     Bond.......................................  14.90  65.11   117.06  255.37
     High Income................................  16.10  68.74   123.16  267.79
     Growth.....................................  16.30  69.34   124.17  269.85
     Income.....................................  16.30  69.34   124.17  269.85
     International..............................  19.00  77.47   137.77  297.23
     Small Cap..................................  18.10  74.77   133.26  288.18
     Balanced...................................  16.00  68.44   122.65  266.76
     Limited-Term Bond..........................  16.60  70.25   125.69  272.93
     Asset Strategy.............................  18.30  75.37   134.26  290.20
     Science & Technology.......................  16.30  69.34   124.17  269.85

  In addition, United Investors will deduct a charge for premium taxes when they are incurred.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. THE $50 ANNUAL DEDUCTION IS REFLECTED IN THESE EXAMPLES AS A CHARGE OF 0.11% OF THE ASSETS.

  "FREE LOOK" PERIOD. You may cancel the Policy by returning it within 10 days after you receive it. When we receive the Policy we will cancel it and refund the greater of the Policy Value or the Purchase Payment that was paid. (See Free Look Period.) During the period, that portion of the Purchase Payment to be allocated to the Investment Divisions of the Variable Account will be held in the Money Market Investment Division. During the period, we will credit interest on that portion of the Purchase Payment to be allocated to the Fixed Account as if it had been invested in the Money Market Investment Division. The Free Look Period may be extended where required by state law.

  OWNER INQUIRIES. All inquiries regarding the Policy should be addressed or directed to the sales agent who sold the Policy or to United Investors at the following address:

                         United Investors Life Insurance Company
                         Variable Products Division
                         P.O. Box 156
                         Birmingham, Alabama 35201-0156
                         Phone: (205) 325-4300

  All inquiries should include the Policy number and the Annuitant's name and Owner's name, if different.

                                     * * *

NOTE: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the Prospectus for TMK/United Funds, Inc., both of which should be referred to for more detailed information. With respect to Qualified Policies, it should be noted that the requirements of a particular retirement plan, an endorsement to the Policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on Purchase Payments, surrenders, distributions or benefits, or on other provisions of the Policies, and this Prospectus does not describe any such limitations or restrictions. (See Federal Tax Matters.)

                        CONDENSED FINANCIAL INFORMATION

  The following table gives per unit information about the financial history of each Investment Division of the Variable Account from inception to December 31, 1996. This information should be read in conjunction with the Variable Account financial statements (including the notes thereto) included in the Statement of Additional Information.

                           ACCUMULATION UNIT VALUES

                    MONEY                  HIGH
                    MARKET      BOND      INCOME     GROWTH      INCOME       INTERNATIONAL   SMALL CAP      BALANCED
                  ---------- ---------- ---------- ----------- -----------    -------------   ----------    ----------
July 13, 1987(a)       1.000      1.000      1.000       1.000         --             --             --            --
December 31,
 1987...........       1.026      1.029      0.991       0.963         --             --             --            --
January 1, 1988.       1.026      1.029      0.991       0.963         --             --             --            --
December 31,
 1988...........       1.088      1.097      1.131       1.084         --             --             --            --
January 1, 1989.       1.088      1.097      1.131       1.084         --             --             --            --
December 31,
 1989...........       1.174      1.216      1.074       1.371         --             --             --            --
January 1, 1990.       1.174      1.216      1.074       1.371         --             --             --            --
December 31,
 1990...........       1.254      1.287      0.987       1.286         --             --             --            --
January 1, 1991.       1.254      1.287      0.987       1.286         --             --             --            --
December 31,
 1991...........       1.312      1.482      1.312       1.735       1.072(b)         --             --            --
January 1, 1992.       1.312      1.482      1.312       1.735       1.072            --             --            --
December 31,
 1992...........       1.342      1.582      1.505       2.078       1.209            --             --            --
January 1, 1993.       1.342      1.582      1.505       2.078       1.209            --             --            --
December 31,
 1993...........       1.365      1.762      1.758       2.348       1.406            --             --            --
January 1, 1994.       1.365      1.762      1.758       2.348       1.406            --             --            --
December 31,
 1994...........       1.403      1.643      1.698       2.383       1.378          0.997(c)       1.202(c)      0.991(c)
January 1, 1995.       1.403      1.643      1.698       2.383       1.378          0.997          1.202         0.991
December 31,
 1995...........       1.468      1.963      1.989       3.272       1.796          1.060          1.577         1.219
January 1, 1996.       1.468      1.963      1.989       3.272       1.796          1.060          1.577         1.219
December 31,
 1996...........       1.528      2.012      2.217       3.645       2.132          1.209          1.696         1.344
                  LIMITED-       ASSET
                  TERM BOND    STRATEGY
                  ------------ ------------
July 13, 1987(a)        --           --
December 31,
 1987...........        --           --
January 1, 1988.        --           --
December 31,
 1988...........        --           --
January 1, 1989.        --           --
December 31,
 1989...........        --           --
January 1, 1990.        --           --
December 31,
 1990...........        --           --
January 1, 1991.        --           --
December 31,
 1991...........        --           --
January 1, 1992.        --           --
December 31,
 1992...........        --           --
January 1, 1993.        --           --
December 31,
 1993...........        --           --
January 1, 1994.        --           --
December 31,
 1994...........      0.997(c)       --
January 1, 1995.      0.997          --
December 31,
 1995...........      1.129        1.012(d)
January 1, 1996.      1.129        1.012
December 31,
 1996...........      1.161        1.064


                        ACCUMULATION UNITS OUTSTANDING
                    MONEY                  HIGH
                    MARKET      BOND      INCOME     GROWTH      INCOME       INTERNATIONAL   SMALL CAP      BALANCED
                  ---------- ---------- ---------- ----------- -----------    -------------   ----------    ----------
December 31,
 1987...........     124,489    196,369    779,976     760,847         --             --             --            --
December 31,
 1988...........   5,870,883  3,599,836  8,300,298  10,301,884         --             --             --            --
December 31,
 1989...........   7,833,120  7,035,149 11,565,436  17,401,327         --             --             --            --
December 31,
 1990...........  10,673,859 10,260,056 11,430,492  25,663,814         --             --             --            --
December 31,
 1991...........  13,818,073 17,155,802 15,904,632  36,185,081  13,434,291            --             --            --
December 31,
 1992...........  16,837,063 29,787,569 25,935,498  55,229,057  52,063,508            --             --            --
December 31,
 1993...........  17,897,447 44,792,360 38,757,852  89,948,476 108,139,963            --             --            --
December 31,
 1994...........  20,471,850 43,111,140 40,825,454 111,492,038 154,850,855     25,149,046     12,901,165     8,285,256
December 31,
 1995...........  24,201,405 43,067,978 41,566,061 122,901,754 179,416,052     45,528,402     34,060,411    18,645,118
December 31,
 1996...........  23,280,737 43,901,442 41,973,073 135,309,921 210,826,563     63,389,043     55,504,706    30,524,995
                  LIMITED-       ASSET
                  TERM BOND    STRATEGY
                  ------------ ------------
December 31,
 1987...........        --           --
December 31,
 1988...........        --           --
December 31,
 1989...........        --           --
December 31,
 1990...........        --           --
December 31,
 1991...........        --           --
December 31,
 1992...........        --           --
December 31,
 1993...........        --           --
December 31,
 1994...........  1,129,780          --
December 31,
 1995...........  2,002,578    4,228,164
December 31,
 1996...........  2,631,935    7,517,085

(a)Commencement of operations.
(b)Commencement of operations on July 16, 1991 at 1.000.
(c)Commencement of operations on May 3, 1994 at 1.000.
(d)Commencement of operations on May 1, 1995 at 1.000.
Data is not included for the Science & Technology Portfolio which began operations in 1997.

                          HISTORICAL PERFORMANCE DATA

  We may advertise yields and total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Money Market Investment Division. These figures will be based on historical earnings and are not intended to indicate future performance.

  The yield of the Money Market Investment Division refers to the annualized income generated by an investment in the Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The total return calculation of an Investment Division other than the Money Market Investment Division assumes an investment has been held in the Investment Division for various periods of time including (a) one year; (b) five years; and (c) a period measured from the date the Investment Division commenced operations. The total return will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redeemable value of that investment as of the last day of each of the periods referenced above.

  Total return figures in non-standard formats for the Investment Divisions other than the Money Market Investment Division may also be disclosed from time to time. The non-standard total return will assume that no surrender occurs at the end of the applicable period. All non-standard performance data disclosed will be accompanied by standard performance data for the same period.

  Performance data calculations are discussed in further detail in the Statement of Additional Information.

                               PUBLISHED RATINGS

  We may publish in advertisements, sales literature, and reports to Policy Owners, the ratings and other information assigned to us by one or more independent insurance industry analyst or rating organizations such as A. M. Best Company, Standard & Poor's Corporation, and Weiss Research, Inc. These ratings reflect the current opinion of an insurance company's financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, or safety (or lack thereof) of the Variable Account. The claims-paying ability rating as measured by Standard & Poor's is an opinion of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. These ratings should not be considered as bearing on the investment performance of the assets held in the Variable Account or the degree of risk associated with an investment in the Variable Account.

                  UNITED INVESTORS LIFE INSURANCE COMPANY AND
                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

UNITED INVESTORS LIFE INSURANCE COMPANY

  United Investors Life Insurance Company is a stock life insurance company that was incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. United Investors is a wholly-owned subsidiary of United Investors Management Company (formerly TMK/United, Inc.), which in turn is indirectly owned by Torchmark Corporation. United Investors is principally engaged in offering life insurance and annuity contracts and is admitted to do business in the District of Columbia and all states except New York.

UNITED INVESTORS ANNUITY VARIABLE ACCOUNT

  United Investors Annuity Variable Account (the "Variable Account") is currently divided into eleven Investment Divisions. Each Investment Division invests exclusively in shares of a single portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Investment

Division are credited to or charged against that Investment Division without regard to income, gains or losses from any other Investment Division of the Variable Account or arising out of any other business United Investors may conduct.

  Although the assets in the Variable Account are the property of United Investors, the assets in the Variable Account attributable to the Policies are not chargeable with liabilities arising out of any other business which United Investors may conduct. The Variable Account was initially established by United Investors as a segregated asset account on December 8, 1981 and was modified on January 5, 1987. The Variable Account will receive and invest the Purchase Payments allocated to it under the Policies.

  The Variable Account has been registered as a unit investment trust under the Investment Company Act of 1940 and meets the definition of a separate account under the Federal securities law. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Variable Account or United Investors by the Commission.

TMK/UNITED FUNDS, INC.

  The Variable Account invests in shares of TMK/United Funds, Inc. (the "Fund"), a mutual fund of the series type with eleven separate investment portfolios. The Fund currently has a Money Market Portfolio, a Bond Portfolio, a High Income Portfolio, a Growth Portfolio, an Income Portfolio, an International Portfolio, a Small Cap Portfolio, a Balanced Portfolio, a Limited-Term Bond Portfolio, an Asset Strategy Portfolio, and a Science and Technology Portfolio. The assets of each Portfolio of the Fund are held separate from the assets of the other Portfolios. Thus, each Portfolio operates as a separate investment portfolio, and the income or losses of one Portfolio have no effect on the investment performance of any other Portfolio.

  The investment objectives and policies of each Portfolio are summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detailed information, including a description of risks, is in the Fund's prospectus, which accompanies this Prospectus and which should be read carefully in conjunction with this Prospectus and retained.

  The Fund is designed to provide investment vehicles for variable annuity or variable life insurance contracts of various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the Fund's prospectus.

  The Fund currently offers the following eleven Portfolios:

  The Money Market Portfolio seeks to maximize current income consistent with stability of principal. It may invest in money market securities such as bank obligations and instruments secured by bank obligations, commercial paper and corporate debt obligations and obligations of the U.S. and Canadian Governments or their respective agencies and instrumentalities. Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government and there is no assurance that the portfolio will be able to maintain a stable per share net asset value.

  The Bond Portfolio seeks current income with an emphasis on preservation of capital. It will invest primarily in debt securities of varying yields, qualities, and maturities.

  The High Income Portfolio primarily seeks high current income. As a secondary goal it will seek capital growth when consistent with the primary goal. It will invest primarily in high-yield, high risk fixed-income securities, (commonly known as "junk bonds") but may have up to 20% of its assets in common stocks. High-yield fixed-income securities may have an increased risk of default and greater market price volatility than higher rated securities due to various circumstances. See "Debt Securities" in the TMK/United Funds, Inc. prospectus for a further description of the risk factors.

  The Growth Portfolio primarily seeks capital growth. As a secondary goal it will seek current income. It will invest primarily in common stocks or securities convertible into common stocks.

  The Income Portfolio seeks to maintain current income, subject to market conditions. It will invest primarily in common stocks or securities convertible into common stocks.

  The International Portfolio primarily seeks long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

  The Small Cap Portfolio seeks capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies which are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is above average.

  The Balanced Portfolio primarily seeks current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

  The Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio will seek to maintain a dollar weighted average maturity of its portfolio of two to five years.

  The Asset Strategy Portfolio seeks high total return with reduced risk over the long term. It diversifies among stocks, bonds, and short-term instruments, both in the United States and abroad.

  The Science and Technology Portfolio seeks long-term capital growth through investments primarily in science and technology securities.

FUND MANAGEMENT AND FEES

  Waddell & Reed Investment Management Company (the "Manager") is the manager of the Fund and provides investment advisory services to the Fund. The Manager is a wholly-owned subsidiary of Waddell & Reed, Inc. which is a direct subsidiary of Waddell & Reed Financial Services, Inc. and an indirect subsidiary of United Investors Management Company and Torchmark Corporation. The Manager provides investment advice to and supervises investments of a number of mutual funds. The Manager maintains a large staff of experienced investment personnel and a full complement of related support facilities. Each Portfolio pays the Manager a fee for managing its investments consisting of two elements: (i) a specific fee computed on each Portfolio's net asset value at the close of business each day at the following annual rates:

                                                                 SPECIFIC FEE
                                                                  ANNUAL RATE
       PORTFOLIO                                               (% OF NET ASSETS)
       ---------                                               -----------------
       Money Market Portfolio.................................       None
       Bond Portfolio.........................................       0.03%
       High Income Portfolio..................................       0.15%
       Growth Portfolio.......................................       0.20%
       Income Portfolio.......................................       0.20%
       International Portfolio................................       0.30%
       Small Cap Portfolio....................................       0.35%
       Balanced Portfolio.....................................       0.10%
       Limited-Term Bond Portfolio............................       0.05%
       Asset Strategy Portfolio...............................       0.30%
       Science and Technology Portfolio.......................       0.20%

and (ii) a pro rata participation based on the relative net asset size of each Portfolio in a "Group" fee computed each day on the combined net asset values of all of the Portfolios at the following annual rates:

                                                                   GROUP FEE
       GROUP NET ASSET                                            ANNUAL RATE
       LEVEL ($ MILLIONS)                                      (% OF NET ASSETS)
       ------------------                                      -----------------
       $0-$750 million........................................       0.51%
       $750-$1,500............................................       0.49%
       $1,500-$2,250..........................................       0.47%
       over $2,250............................................       0.45%

                                 FIXED ACCOUNT

  THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION.

  The Fixed Account is a part of the General Account of United Investors Life Insurance Company. The General Account consists of all assets of United Investors Life Insurance Company other than those in any separate account. We guarantee that we will credit interest at a rate of not less than the Guaranteed Minimum Interest Rate of 4% per year to amounts allocated to the Fixed Account. We may credit interest at a rate in excess of the Guaranteed Minimum Interest Rate. ANY EXCESS INTEREST CREDITED WILL BE DETERMINED IN OUR SOLE DISCRETION. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE GUARANTEED MINIMUM INTEREST RATE. The Fixed Account may not be available in all states. (See Fixed Account.)

  The Policyowner determines the allocation of Purchase Payments and Policy Value to the Fixed Account. Prior to the Retirement Date, the Policyowner may transfer all or part of the values held in the Fixed Account to one or more of the Investment Divisions of the Variable Account once per policy year. After the Retirement Date, transfers from the Fixed Account to the Investment Divisions of the Variable Account are not allowed. After the Retirement Date values held in the Investment Divisions of the Variable Account may be transferred to the Fixed Account not more often than once per policy year. (See Transfers.)

                                  THE POLICY

  The Policy is a Deferred Variable Annuity. The rights and benefits of the Policy are described below and in the Policy. However, United Investors reserves the right to make any modification to conform the Policy to, or to give the Owner the benefit of, any federal or state statute or rule or regulation.

  The Policy may be purchased on a non-qualified tax basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with plans qualifying for favorable federal income tax treatment ("Qualified Policy").

ISSUANCE OF A POLICY

  Individuals wishing to purchase a Policy must complete an application and send it to United Investors' Home Office. Acceptance is subject to United Investors' rules, and United Investors reserves the right to reject any application or Purchase Payment. If the application can be accepted in the form received, the initial Purchase Payment will be applied within two Valuation Dates after the latter of receipt of the application or receipt of the initial Purchase Payment. If the initial Purchase Payment cannot be applied within five Valuation Dates after receipt because the application is incomplete, the applicant will be contacted and given an explanation for the delay and the initial Purchase Payment will be returned at that time unless the applicant consents to United Investors' retaining the initial Purchase Payment and applying it as soon as the necessary requirements are fulfilled. No Policy will be issued if either the Annuitant or the Owner are over age 80 nearest birthday. Coverage will only become effective on the Policy Date.

PURCHASE PAYMENTS

  The minimum initial Purchase Payment for Nonqualified Policies is $5,000. For Qualified Policies, the initial Purchase Payment must be at least $1,200 (as an exception for Qualified Policies, if Purchase Payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month totalling at least $1,200 in the first year). Additional Purchase Payments may be made in amounts of $100 or more.

  If you make no Purchase Payments during a 24 month period and your previous Purchase Payments total less than $2,000, we have the right to pay you the total value of your annuity in a lump sum, after a 30 day notice, unless during that time you make an additional payment.

ALLOCATION OF PURCHASE PAYMENTS

  The Policyowner determines in the application how the initial Net Purchase Payment will be allocated among the Investment Divisions of the Variable Account and the Fixed Account. You may allocate any whole percentage of Net Purchase Payments, from 0% to 100%.

  Between the date that the initial Purchase Payment was received and the Policy Date, interest will be credited on the Purchase Payment as if it had been invested in the Money Market Investment Division. Beginning on the Policy Date and ending on the seventeenth day after the Policy Date or the first Valuation Date thereafter; and the portion of the initial Net Purchase Payment to be allocated to the Investment Divisions of the Variable Account, plus any accrued interest, will be allocated to the Money Market Investment Division, the portion of the initial Net Purchase Payment to be allocated to the Fixed Account, plus any accrued interest, will be credited with interest as if it had been invested in the Money Market Investment Division.

  If we receive an additional Purchase Payment prior to the seventeenth day after the Policy Date, on the date we receive the payment the portion of the additional Net Purchase Payment to be allocated to the Investment Divisions of the Variable Account will be allocated to the Money Market Investment Division; the portion of the additional Net Purchase Payment to be allocated to the Fixed Account will be credited with interest as if it had been invested in the Money Market Investment Division. Upon the expiration of this period, the Policy Value will be transferred to the Investment Divisions of the Variable Account and the Fixed Account in accordance with the allocation instructions you specify in the application. The seventeen day period is intended to cover the 10-day Free Look Period (See Free Look Period), plus 7 days for processing and policy delivery.

  If we receive an additional purchase payment on or after the seventeenth day after the Policy Date, the Net Purchase Payment will be allocated to the Investment Divisions and the Fixed Account according to the allocation percentage specified in your application, unless subsequently changed.

  The Policy Value will vary with the investment performance of the Investment Divisions you select, and you bear the entire risk for amounts allocated to the Variable Account. You should periodically review your allocations of Policy Value in light of all relevant factors, including market conditions and your overall financial planning requirements.

POLICY VALUE

  The Policy Value prior to the Retirement Date is equal to the Variable Account Value plus the Fixed Account Value. Variable Account Values are not guaranteed. The Variable Account Value is equal to the sum of the values of the Investment Divisions of the Variable Account under the Policy. The value of each Investment Division is calculated first on the Policy Date and thereafter on each Valuation Date (a normal business day).

Variable Account Value

  On the Policy Date, the value of the Investment Divisions is equal to the amount of the initial Net Purchase Payment allocated to the Investment Divisions of the Variable Account plus any accrued interest from the date of the receipt of the initial Purchase Payment to the Policy Date. On any Valuation Date thereafter, the value of each Investment Division equals:

(1) the value of the Investment Division on the previous Valuation Date, as increased or decreased by the investment experience and daily charge for the Investment Division during the current Valuation Period; plus

(2) the amount of any Net Purchase Payments allocated to the Investment Division during the current Valuation Period; plus

(3) the amount of any transfers from other Investment Divisions or from the Fixed Account to the Investment Division during the current Valuation Period; minus

(4) the amount of any withdrawals (including any Withdrawal Charge or transaction charge) from the Investment Division during the current Valuation Period; minus

(5) the amount of any transfers from the Investment Division to other Investment Divisions or to the Fixed Account during the current Valuation Period; minus

(6) the portion of any annual deduction allocated to the Investment Division if the current Valuation Period includes a Policy Anniversary; minus

(7) the portion of any deduction for premium taxes during the current Valuation Period allocated to the Investment Division.

Deductions will be made from the Investment Divisions in the same proportion that the value of the Investment Division bears to the entire Policy Value. Variable Account Values are not guaranteed.

Fixed Account Value

At the end of any Valuation Period, the Fixed Account Value is equal to:

(1) the sum of all Net Purchase Payments allocated to the Fixed Account; plus
(2) any amounts transferred from the Variable Account to the Fixed Account;
    plus
(3) total interest credited to the Fixed Account; less
(4) any amounts transferred from the Fixed Account to the Variable Account;
    less
(5) the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the Fixed Account; less
(6) the portion of the annual deduction and premium taxes which is allocated to the Fixed Account.

SURRENDER AND PARTIAL WITHDRAWALS

  Withdrawals. You may make a partial withdrawal from the Policy Value, after the first Policy Year and prior to the Retirement Date, by sending a Written Request to United Investors at its Home Office. A partial withdrawal must be for at least $250, and the Policy Value must be at least $2,000 after a partial withdrawal. If the Policy Value would be less than $2,000, we will treat the request for a partial withdrawal as a request for total surrender. A Withdrawal will ordinarily be paid within seven days of receipt of the Written Request (unless the check for your Purchase Payment has not yet cleared your bank). The Company may defer payment of any amounts from the Fixed Account for up to six months from the date of the request to surrender. If the Company defers payment for more than 30 days, the Company will pay interest on the amount deferred at a rate not less than the Guaranteed Minimum Interest Rate.

  If you do not specify that the partial withdrawal is to be made from particular Investment Divisions or the Fixed Account, the partial withdrawal will be made from the Fixed Account and the Variable Investment Divisions in the same proportion that their values bear to the total Policy Value.

  You may request up to four Withdrawals per Policy Year without a transaction charge. If more than four Withdrawals are requested during a Policy Year, there will be a $20 transaction charge for each Withdrawal in addition to the four Withdrawals. Also, Withdrawal Charges may apply to total Withdrawals in a Policy Year in excess of 10% of the cumulative Purchase Payments. (See Withdrawal Charge, and Transaction Charge.) Any transaction charge or Withdrawal Charge applicable to a Withdrawal will be deducted from the remaining Policy Value, or from the amount paid if the remaining value is insufficient. No Withdrawals may be made after the Retirement Date.

  Partial withdrawals may be subject to the 10% Federal Tax Penalty on early withdrawals and to income tax. (See Federal Tax Matters.)

  Automatic Partial Withdrawals. You may also establish automatic partial withdrawals after the first Policy Year and prior to the Retirement Date, by submitting a one-time Written Request. Withdrawals may be in fixed dollar amounts on a quarterly, semi-annual or annual basis. The minimum amount you can withdraw is $250. The maximum amount of automatic partial withdrawals in any one policy year is 10% of the cumulative Purchase Payments made.

  Automatic partial withdrawals are subject to all the other contract provisions and terms. If an additional withdrawal is made from a contract participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

  Automatic partial withdrawals may be subject to the 10% Federal Tax Penalty on early withdrawals and to income tax. (See Federal Tax Matters.)

  Surrender. You may surrender the Policy for its Policy Value less any Withdrawal Charge and premium taxes by sending a Written Request to United Investors at its Home Office. (The Withdrawal Charge, described below, is only applicable if a surrender or annuitization occurs in the first eight Policy Years following receipt of a Purchase Payment.) A surrender will ordinarily be paid within seven days of receipt of the Written Request (unless the check for your Purchase Payment has not yet cleared your bank). The Policy will terminate as of the date of receipt of Written Request for surrender. Surrenders are generally taxable transactions, and may be subject to a penalty tax. (See Federal Tax Matters.) No surrender may be made after the Retirement Date.

  Restrictions Under the Texas Optional Retirement Program and Section 403(b) Plans. The Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw or surrender their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement, or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

  Similar restrictions apply to variable annuity contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a Section 403(b) plan will prohibit distributions of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Restrictions Under Other Qualified Policies. Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.
TRANSFERS

  You may transfer all or part of the value of an Investment Division to one or more of the other Investment Divisions or to the Fixed Account at any time prior to the Retirement Date, except as described below. You may transfer all or a part of the values held in the Fixed Account to one or more of the variable Investment Divisions once per Policy Year prior to the Retirement Date. The amount transferred from the Fixed Account to a variable Investment Division may not exceed the greater of: (a) 25% of the prior Policy Anniversary's Fixed Account Value; or (b) the amount of the prior Policy Year's transfer. You may transfer all or a part of the values held in the variable Investment Divisions to one or more variable Investment Divisions or to the Fixed Account up to twelve times in a Policy Year prior to the Retirement Date. However, if a transfer is made from the Fixed Account to a variable Investment Division, no transfer from any variable Investment Division to the Fixed Account may be made for six months from the transfer date. The amount transferred from a variable Investment Division to the Fixed Account, or from the Fixed Account to a variable Investment Division must be at least: (a) $500; or (b) the total value of the variable Investment Division or Fixed Account, if less.

  Transfers may be made by a Written Request or by calling United Investors if a written authorization for telephone transfers is on file. United Investors has the authority to honor any telephone transfer request believed to be authentic. We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A personal identification number is required in order to initiate a telephone transfer. United Investors will not be liable for the consequences of a fraudulent telephone transfer request we believe to be authentic when we have followed those procedures. And as a result, you bear the risk of loss arising from such a fraudulent request if you authorize telephone transfers.

  Each transfer will be made, without the imposition of any fee or charge, at the end of the Valuation Period during which United Investors receives a valid, complete transfer request. United Investors may suspend or modify this transfer privilege at any time.

  Transferring the value of one Investment Division into two or more Investment Divisions counts as one transfer request. However, transferring the values of two Investment Divisions into one Investment Division counts as two transfer requests. Transfers of Fixed Account values will be counted in the same manner.

  Transfers from the Fixed Account to the variable Investment Divisions are not allowed after the Retirement Date. The Annuitant may transfer values among the variable Investment Divisions or from the variable Investment Divisions to the Fixed Account once per Policy Year after the Retirement Date. (See Available Options.)

DOLLAR COST AVERAGING

  Prior to the Retirement Date you may authorize automatic transfers of a fixed dollar amount from the Money Market Investment Division to up to four of the other Investment Divisions of the Variable Account. Automatic transfers will be made on a monthly basis on the day of the month selected in your application. If the day of the month selected does not fall on a Valuation Date, transfers will be made on the next following Valuation Date. Transfers will be made at the unit values determined on the date of each transfer.

  The minimum automatic transfer amount from the Money Market Investment Division is $100. If the transfer is to be made to more than one Investment Division, a minimum of $25 must be transferred to each Investment Division selected.

  Participation in the automatic transfer program does not guarantee a greater profit nor does it protect against loss in declining markets. Automatic transfers will not be counted as a transfer for purposes of the twelve transfer limit specified in Transfers above.

DEATH BENEFIT

  The Policy pays a Death Benefit to the named Beneficiary if the Annuitant dies prior to the Retirement Date while the Policy is in force (unless the Annuitant is also an Owner; see below). The Death Benefit is the greater of:
(1) the total Purchase Payments made, less any amounts withdrawn and any Withdrawal Charges on the amounts withdrawn, and less any transaction charges; or (2) the Policy Value. In addition, where permitted under state law, we may provide an additional Death Benefit if death of the Annuitant occurs before the Annuitant's attained age 75. The Death Benefit will be the greater of (1) and (2) described above or (3) the Policy Value on the eighth Policy Anniversary, adjusted for any subsequent Purchase Payments, any amounts withdrawn and any Withdrawal Charges on the amounts withdrawn, and any transaction charges since that anniversary.

  We will compute the amount of the Death Benefit as of the date the Death Benefit is paid or applied under one of the Annuity Payment Options. We will pay the Death Benefit proceeds to the Beneficiary upon receiving due proof of death. The Death Benefit under the Policy will be paid in a lump sum or under one of the Annuity Payment Options. (See Annuity Payments.) If the Annuitant or Owner dies after the Retirement Date, the amount payable, if any, will be as provided in the Annuity Payment Option then in effect.

  If death of the Annuitant occurs prior to the Retirement Date and the Annuitant is also the Owner or Joint Owner of the Policy, the rules governing distribution of death benefit proceeds in the event of the death of Owner shall apply. (See Required Distributions.) If there is a surviving Joint Owner at the Annuitant's death, and the surviving Joint Owner continues the policy in accordance with the Required Distributions rules, the named Beneficiary does not have a right to receive the death benefit proceeds. If upon death of any Owner, the Owner's Designated Beneficiary elects to continue the Policy in accordance with the Required Distributions rules, the named Beneficiary does not have a right to receive the death benefit proceeds.

  As far as permitted by law, the proceeds under the Policy will not be subject to any claim of the Beneficiary's creditors.

REQUIRED DISTRIBUTIONS

  In order to be treated as an annuity contract for Federal Income Tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any Owner dies on or after the annuity starting date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Policy will be distributed within five years after the date of that Owner's death.

  These requirements will be considered satisfied as to any portion of the Owner's interest that is payable as annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's Designated Beneficiary or over a period not extending beyond his life expectancy.

  Upon the death of any Policyowner prior to the Retirement Date, ownership of the Policy passes to the Owner's Designated Beneficiary, who then has the right to the Death Benefit. If the Policy has Joint Owners and one Owner dies, the Owner's Designated Beneficiary is the Joint Owner. If there is no Joint Owner, upon death of the Owner, the Owner's Designated Beneficiary is the Beneficiary named in the policy.

  If the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new Owner and no distributions will be required.

  If the Annuitant is an Owner or Joint Owner and dies prior to the Retirement Date, and if the Owner's Designated Beneficiary does not elect to receive the Death Benefit in a lump sum at that time, then United Investors will increase the Policy Value so that it equals the Death Benefit amount, if that is higher than the Policy Value. This would occur if the Owner's Designated Beneficiary elects to delay receipt of the proceeds for up to five years, or is the deceased Owner's spouse and elects to continue the policy, or elects to receive the proceeds as annuity payments as described above. Any such increase in the Policy Value would be paid by United Investors, and allocated to the Investment Divisions and the Fixed Account in proportion to the pre-existing Policy Value unless instructed otherwise.

  The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. United Investors intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

  Other rules may apply to Qualified Policies.

FREE LOOK PERIOD

  If for any reason you are not satisfied with the Policy, you may return it to us within 10 days after you receive the Policy. If you cancel the Policy within this 10-day "Free Look" period, we will refund the greater of the Policy Value or the Purchase Payment that was paid, and the Policy will be void from the Policy Date. To cancel the Policy, you must mail or deliver it to either United Investors' Home Office or the registered agent who sold it within 10 days after you received it. (See Allocation of Purchase Payments.) The "Free Look" period may be extended where required by state law.

                            CHARGES AND DEDUCTIONS

  United Investors does not impose any charge or deduction against a Purchase Payment prior to its allocation to the Variable Account or the Fixed Account (except for a charge for any premium taxes incurred when the Purchase Payment is accepted). However, there is a sales charge of a maximum of 8.5% of each Purchase Payment, deducted in 10 equal installments from the Policy Value over the first ten Policy Anniversaries following the date the Purchase Payment is received (See below). Thereafter, certain charges (explained below) will be deducted in connection with the Policy to compensate United Investors for providing the insurance benefits set forth in the Policy, for administering and distributing the Policy, for any applicable taxes, and for assuming certain risks in connection with the Policy.

ANNUAL DEDUCTION

  On each Policy Anniversary, a deduction will be made from the values of the Investment Divisions and the Fixed Account to compensate United Investors for certain costs and expenses, as described below. These deductions will be made from the Fixed Account and the variable Investment Divisions in the same proportion that their values bear to the total Policy Value.


  Sales Charge--There is a deduction of 0.85% of each Purchase Payment on each of the first ten Policy Anniversaries following the receipt of the Purchase Payment. (As noted above, this would result in a maximum sales charge attributable to a Purchase Payment of 8.5%). The 0.85% charge partially compensates United Investors for certain sales and other distribution expenses incurred, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising and other marketing and sales promotional activities.

  Deduction on Each Policy Anniversary for Administrative Expenses--United Investors deducts an annual charge of $50, to compensate it for expenses incurred in administering the Policy. These expenses include costs of maintaining records, processing Death Benefit claims, surrenders, transfers and Policy changes, providing reports to Policyowners, and overhead costs. This charge is guaranteed not to increase during the life of the Policy. Prior to the Retirement Date, this charge is deducted on each Policy Anniversary. After the Retirement Date, this charge is deducted pro rata from each Annuity Payment.

WITHDRAWAL CHARGE

  If you make partial withdrawals under the Policy, surrender the Policy, or annuitize the Policy, then a Withdrawal Charge may be made, measured as a percent of the Purchase Payments included in the withdrawal (in the case of a partial withdrawal) or the amount of the total Purchase Payments (in the case of a surrender or annuitizing) as specified in the following table of Withdrawal Charges:

NUMBER OF POLICY ANNIVERSARIES
SINCE RECEIPT OF PURCHASE PAYMENT:     0   1   2   3   4   5   6   7  8 OR MORE
----------------------------------    --- --- --- --- --- --- --- --- ---------
Withdrawal Charge....................  8%  7%  6%  5%  4%  3%  2%  1%   none

  Each Policy Year, after the first, you may withdraw up to 10% of cumulative Purchase Payments without incurring a Withdrawal Charge. This 10% portion is called the Free Withdrawal Amount. Amounts withdrawn in addition to the Free Withdrawal Amount may be subject to a Withdrawal Charge. The Withdrawal Charge is determined by multiplying each Purchase Payment included in the withdrawal by the withdrawal charge rate applicable to the year in which the Purchase Payment was received.

  For purposes of calculating the Withdrawal Charge, (1) the oldest Purchase Payments will be treated as the first withdrawn, newer Purchase Payments next, and appreciation last; (2) amounts withdrawn up to the Free Withdrawal Amount will not be considered a withdrawal of Purchase Payments; and (3) if the surrender value is withdrawn or applied under an annuity option, the Withdrawal Charge will apply to all Purchase Payments not previously assessed with a Withdrawal Charge.

  As shown above, the Withdrawal Charge percentage varies, depending on the "age" of the Purchase Payments included in the withdrawal--that is, the Policy Year in which the Purchase Payment was made. A Withdrawal Charge of 8% applies to Purchase Payments withdrawn that are less than 1 year old. Thereafter the Withdrawal Charge decreases by 1% per year. Amounts representing Purchase Payments 8 years old or older may be withdrawn without charge.

  The Withdrawal Charge will be deducted from the remaining Policy Value, or from the amount paid if the remaining value is insufficient. The Withdrawal Charge partially compensates United Investors for sales expenses with regard to the Policy, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

  The amounts received by United Investors from the Withdrawal Charge, along with the deduction for sales expenses, may not be sufficient to cover distribution expenses. United Investors expects to recover any deficiency from United Investors' general assets (which include amounts derived from the Mortality and Expense Risk Charge).

WAIVER OF WITHDRAWAL CHARGES RIDER

  If the Waiver of Withdrawal Charges Rider ("Rider") is attached to your Policy, we may waive the withdrawal charges described above provided that the conditions described in the Rider are met including (a) an Annuitant is confined to a "Qualified Nursing Home" or "Qualified Hospital" (as defined in the Rider) for at least 60 days; (b) the Annuitant was age 75 or younger on the Policy Date; (c) the Policy was in force at least one year at the time confinement began; (d) written notice and satisfactory proof of confinement are received no later than 90 days after confinement ends; and (e) confinement was recommended by a "Physician" (as defined in the Rider) due to injury, sickness or disease. We will waive only the withdrawal charges which are applicable to Purchase Payments received prior to the date the first confinement began. Waiver of withdrawal charges is subject to all of the conditions and provisions of the Rider (See your Policy.). The Rider is not available in all states.

REDUCTION IN CHARGES FOR CERTAIN GROUPS

  United Investors may reduce or eliminate the sales, administrative, or Withdrawal Charges on policies that have been sold to (1) employees and sales representatives of United Investors or its affiliates; (2) customers of United Investors or distributors of the Policies who are transferring existing policy values to a Policy; (3) individuals or groups of individuals when sales of the contract result in savings of sales or administrative expenses; or (4) individuals or groups of individuals where Purchase Payments are to be made through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

  In no event will reduction or elimination of the sales, administrative, or Withdrawal Charges be permitted where such reduction or elimination will be unfairly discriminatory to any person.

MORTALITY AND EXPENSE RISK CHARGE

  United Investors deducts a daily charge from the Investment Divisions of the Variable Account at an effective annual rate of .90% of the average daily net assets of each Investment Division to compensate us for assuming certain mortality and expense risks under the Policy. There is no Mortality and Expense Risk Charge for amounts in the Fixed Account. United Investors may realize a profit from this charge. However, the level of this charge is guaranteed for the life of the Policy and may not be increased. United Investors will continue to deduct this charge after the Retirement Date.

  The mortality risk borne by United Investors arises in part from its obligation to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Policy) regardless of how long all Annuitants or any individual may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in general life expectancy greater than expected, will have any adverse effect on the monthly Annuity Payments the Annuitant will receive under the Policy. It therefore relieves the Annuitant from the risk that he will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the Death Benefit may be greater than the Policy Value. United Investors also assumes the risk that other expense charges may be insufficient to cover the actual expenses incurred in connection with the Policy.

TRANSACTION CHARGE

  You may request up to four withdrawals per Policy Year without a transaction charge. After the fourth withdrawal in a Policy Year, a $20 transaction charge will apply to each additional withdrawal. This charge will be deducted from the remaining Policy Value, or from the amount paid if the remaining value is insufficient.

PREMIUM TAXES

  United Investors will deduct a charge for any premium taxes incurred. Depending on state and local law, premium taxes can be incurred when a Purchase Payment is accepted, when Policy Value is withdrawn or surrendered, or when Annuity Payments start. (State premium tax rates incurred by United Investors currently range from 0% to 3.50%. In some states localities charge additional premium taxes.)

FEDERAL TAXES

  Currently no charge is made to the Variable Account for federal income taxes that may be attributable to the Variable Account. United Investors may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See Federal Tax Matters.)

FUND EXPENSES

  The value of the assets of the Variable Account will reflect the investment management fee and other expenses incurred by the Fund.

POLICIES ISSUED BEFORE MAY 1, 1992 (OR LATER IN SOME STATES)

  For policies issued before May 1, 1992 (or later in some states), a sales charge of 6% is deducted from any Purchase Payment after the initial Purchase Payment. However, for such additional Purchase Payments, the 8.5% sales charge otherwise deducted in 10 annual installments is not deducted and there is no Withdrawal Charge for such payments. Certain of these older policies may be amended to eliminate the 6% sales charge deducted from additional Purchase Payments, replacing it with a sales charge of 8.5% spread over ten annual installments. These amendments might be implemented by restating the entire policy with the original Policy Date and other data. See your policy form.

                               ANNUITY PAYMENTS

ELECTION OF PAYMENT OPTION

  The Policyowner has the sole right to elect or change an Annuity Payment Option during the lifetime of the Annuitant and prior to the Retirement Date, either in the application or by Written Request any time at least 30 days before the Retirement Date. We may require the exchange of the Policy for a contract covering the option selected.

RETIREMENT DATE

  The first Annuity Payment will be made as of the Retirement Date. You select the Retirement Date in the application for the Policy. You may change the Retirement Date at any time by giving us Written Notice, provided that you give us Written Notice at least 30 days prior to the new Retirement Date. A Retirement Date may be the first day of any calendar month commencing 30 days after the Policy Date, regardless of the Annuitant's age. If the Retirement Date occurs during the first eight Policy Years after receipt of a Purchase Payment, a Withdrawal Charge will apply. (See Withdrawal Charge.) If the net amount to be applied to an option is less than $3,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to change the frequency of payment to an interval that will result in payments of at least $50.

AVAILABLE OPTIONS

  On the Retirement Date the Policy Value as of 14 days prior to the Retirement Date, less any premium taxes and less any withdrawal charges, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. Fixed Annuity Payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Investment Divisions. The dollar amount of Variable Annuity Payments after the first is not fixed.

  The Annuity Payment Options currently available are:

      Option 1: Life Annuity With No Guaranteed Period--This option provides monthly Annuity Payments during the lifetime of the Annuitant. No payment will be made after the death of the Annuitant. It is possible that only one payment will be made under this option if the Annuitant dies before the second payment is due; only two payments will be made if the Annuitant dies before the third payment is due, and so forth.

      Option 2: Joint Life Annuity Continuing To The Survivor--This option provides monthly Annuity Payments during the lifetime of the Annuitant and a joint Annuitant. Payments will continue to the survivor during the survivor's remaining lifetime. If the joint Annuitant does not survive the Annuitant, payments will end with the payment due just before the death of the Annuitant. It is possible that only one payment or very few payments will be made under this option if the Annuitant and joint Annuitant both die before or shortly after payments begin.

      Option 3: Life Annuity With 120 or 240 Monthly Payments Guaranteed--
                This option provides monthly Annuity Payments during the lifetime of the Annuitant. A guaranteed period of 120 or 240 months may be chosen. If the Annuitant dies prior to the end of this guaranteed period monthly Annuity Payments will be made to the Beneficiary until the end of the guaranteed period.

United Investors may make other payment options available in the future and other payment options can be arranged with our written consent.

  In the event that you have not selected an Annuity Payment Option on the Retirement Date, we will make monthly Annuity Payments during the lifetime of the Annuitant with 120 monthly payments guaranteed.

  The amount of each Annuity Payment under the options described above will depend on the sex and age of the Annuitant (or Annuitants) at the time the first payment is due. The Annuity Payments may be more or less than the total Purchase Payments made because (a) Variable Annuity Payments vary with the investment experience of the underlying Portfolios and the Owner therefore bears the investment risk under Variable Annuity Payments and (b) Annuitants may die before the actuarially predicted date of death. As such, the amount of Annuity Payments cannot be predicted. The method of computing the Annuity Payments is described in more detail in the Statement of Additional Information.

  The duration of the Annuity Payment Option may affect the dollar amount of each Annuity Payment. For example, if an Annuity Payment Option guaranteed for life is chosen, the Annuity Payments may be greater or less than the Annuity Payments for an annuity for a guaranteed period, depending on the life expectancy of the Annuitant.

  If the actual net investment experience of the Investment Divisions after the Retirement Date is less than the assumed investment rate, then the dollar amount of the Variable Annuity Payments will decrease. The dollar amount of the Variable Annuity Payments will stay level if the net investment experience equals the assumed investment rate, and the dollar amount of the Variable Annuity Payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Annuity Payments, the assumed investment rate is 4.0%. Fixed Annuity Payment amounts will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed not to be less than payments based on the 1971 Individual Annuity Mortality Table (set back two years) with interest at 4.0%. The two year setback results in lower rates than if no setback is used.

  After the Retirement Date, Policy Value may not be withdrawn, nor may the Policy be surrendered. The Annuitant (if other than the Owner) will be entitled to exercise any voting rights and to reallocate the value of the Annuitant's interest in the Investment Divisions. (See Voting Rights, and Transfers.)

  The Policies offered by this Prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the Policy is to be used in connection with an employment related retirement or benefit plan, consideration should be given, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these Policies.

DISTRIBUTION OF THE POLICIES

  Waddell & Reed, Inc., 6300 Lamar, Overland Park, Kansas, is the principal underwriter of the Policies. Waddell & Reed, Inc. is an affiliate of United Investors. Waddell & Reed, Inc. may enter into written sales agreements with various broker-dealers to aid in the distribution of the Policies. A commission plus bonus compensation may be paid to broker-dealers or agents in connection with sales of the Policies. Bonus compensation will be based on Purchase Payments received (both initial and additional).

                              FEDERAL TAX MATTERS
    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

INTRODUCTION

  This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Policy. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon United Investors' understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Policy may be purchased on a non-qualified tax basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The Qualified Policies were designed for use by individuals whose Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Policy Value, on Annuity Payments and on the economic benefit to an Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on United Investors' tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax qualified plan in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF ANNUITIES IN GENERAL

  The following discussion assumes that the Policy will qualify as an annuity contract for federal income tax purposes. The Statement of Additional Information describes such qualifications.

  Section 72 of the Code governs taxation of annuities in general. United Investors believes that an annuity owner who is a natural person generally is not taxed on increases in the value of a Policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., withdrawals) or as Annuity Payments under the Annuity Payment Option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value generally will be treated as a distribution. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income.

  An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the owner's Policy Value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this rule and you may wish to discuss these with your tax adviser.

  In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

  The following discussion applies to Policies owned by natural persons.

  In the case of a withdrawal under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the total Policy Value. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Policy which was not excluded from the individual's gross income. For Policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special rules may apply to a withdrawal from a Qualified Policy with respect to "investment in the contract" as of December 31, 1986, and in other circumstances.

  Generally, in the case of a withdrawal under a Nonqualified Policy before the annuity starting date, amounts received are first treated as taxable income to the extent that the Policy Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

  In the case of a full surrender under a Qualified or Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract".

  Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, generally only the portion of the Annuity Payment that represents the amount by which the Policy Value exceeds the "investment in the contract" will be taxed. For Variable Annuity Payments, in general the taxable portion of each Annuity Payment (prior to recovery of the investment in the contract) is determined by a formula which establishes a specific dollar amount of each Annuity Payment that is not taxed. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected Annuity Payments. For Fixed Annuity Payments, in general there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable.

  In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the taxpayer attains age 59 1/2, (2) made as a result of the owner's death or is attributable to the taxpayer's disability, or (3) received in substantially equal periodic payments as a life annuity.

  The tax rules applicable to a Qualified Policy vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.


  We make no attempt to provide more than general information about the use of the Policy with the various types of retirement plans. Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under a Qualified Policy may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Qualified Policy comply with applicable law. Purchasers of annuity contracts for use with any qualified retirement plan should consult their legal counsel and tax adviser regarding the suitability of the annuity contract.

  Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Policies to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Policy is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Policy.

  Tax Sheltered Annuity (TSA) Section 403(b) payments made by public school systems and certain tax exempt organizations are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Code Section 403(b)
(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

  Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Policy comports with IRA qualification requirements.

  Internal Revenue Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. These plans may permit participants to specify the form of investments for their deferred compensation account. All investments under such Plans are owned by the sponsoring employer and are subject to the claims of general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  All nonqualified deferred annuities entered into after October 21, 1988 that are issued by United Investors (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Policy Owner should consult a competent tax advisor before purchasing more than one annuity contract.

  A transfer or assignment of ownership of a Policy, or designation of an Annuitant or other Beneficiary who is not also the Owner, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment or designation should contact a competent tax adviser with respect to the potential tax effects of such transaction.

  Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Policy, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by an Owner's or Annuitant's death. That is, the investment of the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.

  As noted above, the foregoing comments about the federal tax consequences under these Policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal tax consequences discussed herein reflect United Investors' understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner of the Policy or recipient of the distribution. A competent tax adviser should be consulted for further information.

                                 VOTING RIGHTS

  To the extent deemed to be required by law, United Investors will vote the Fund's shares held in the Variable Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Investment Divisions of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if United Investors determines that it is allowed to vote the Fund shares in its own right, United Investors may elect to do so. The Fund does not hold regular annual shareholder meetings.

  The number of votes which are available to an Owner will be calculated separately for each Investment Division of the Variable Account. That number will be determined by applying his or her percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. Prior to the Retirement Date, the Owner holds a voting interest in each Investment Division to which the Policy Value is allocated. After the Retirement Date, the person receiving Variable Annuity Payments has the voting interest. The number of votes prior to the Retirement Date will be determined by dividing the value of the Policy allocated to the Investment Division by the net asset value per share of the corresponding Portfolio. After the Retirement Date, the votes attributable to a Policy decrease as the value of the Investment Divisions decrease with Variable Annuity Payments. In determining the number of votes, fractional shares will be recognized.

  The number of votes of a Portfolio which are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

  Portfolio shares attributable to the Policies as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Policies participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

  Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Variable Account is a party to or to which the assets of the Variable Account are subject. United Investors is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                             FINANCIAL STATEMENTS

  The financial statements for United Investors and the Variable Account (as well as the Auditors' Reports thereon) are in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS

                                                                            PAGE
The Policy.................................................................   3
  Accumulation Units.......................................................   3
  Annuity Units............................................................   3
  Net Investment Factor....................................................   4
  Determination of Annuity Payments........................................   5
  The Contract.............................................................   6
  Misstatement of Age or Sex...............................................   6
  Annual Report............................................................   7
  Non-Participation........................................................   7
  Delay or Suspension of Payments..........................................   7
  Ownership................................................................   8
  Beneficiary..............................................................   8
  Change of Owner or Beneficiary...........................................   8
  Assignment...............................................................   8
  Incontestability.........................................................   9
  Evidence of Survival.....................................................   9
Fixed Account--Historical Credited Interest Rates..........................   9
Performance Data Calculations..............................................   9
Federal Tax Matters........................................................  13
  Taxation of United Investors.............................................  13
  Tax Status of the Policies...............................................  13
  Withholding..............................................................  14
Addition, Deletion or Substitution of Investments..........................  15
Distribution of the Policy.................................................  16
Safekeeping of Variable Account Assets.....................................  17
State Regulation...........................................................  17
Records and Reports........................................................  17
Legal Matters..............................................................  18
Experts....................................................................  18
Other Information..........................................................  18
Financial Statements.......................................................  19

                    UNITED INVESTORS ANNUITY VARIABLE ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                        DEFERRED VARIABLE ANNUITY POLICY

                                   Offered by

                     United Investors Life Insurance Company


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Deferred Variable Annuity Policy ("Policy") offered by United Investors Life Insurance Company. You may obtain a copy of the Prospectus dated April 4, 1997, by writing to United Investors Life Insurance Company, Variable Products Division, P. O. Box 156, Birmingham, Alabama 35201-0156. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



                               Dated April 4, 1997

                                TABLE OF CONTENTS

                                     Page   Corresponding Prospectus Page

THE POLICY...........................   3   .........................  10
Accumulation Units...................   3   .........................
Annuity Units........................   3   .........................
Net Investment Factor................   4   .........................
Determination of Annuity Payments....   5   .........................
The Contract.........................   6   .........................
Misstatement of Age or Sex...........   6   .........................
Annual Report........................   7   .........................
Non-Participation....................   7   .........................
Delay or Suspension of Payments......   7   .........................
Ownership............................   8   .........................
Beneficiary..........................   8   .........................
Change of Ownership or Beneficiary...   8   .........................
Assignment...........................   8   .........................
Incontestability.....................   9   .........................
Evidence of Survival.................   9   .........................
FIXED ACCOUNT - HISTORICAL                  .........................
  CREDITED INTEREST RATES............   9   .........................
PERFORMANCE DATA CALCULATIONS........   9   .........................
FEDERAL TAX MATTERS..................  13   ......................... 21
  Taxation of United Investors.......  13   .........................
  Tax Status of the Policies.........  13   .........................
  Withholding........................  14
ADDITION, DELETION OR SUBSTITUTION
  OF INVESTMENTS.....................  15   .........................
DISTRIBUTION OF THE POLICY...........  16   ......................... 21
SAFEKEEPING OF VARIABLE ACCOUNT
  ASSETS.............................  17   .........................
STATE REGULATION.....................  17   .........................
RECORDS AND REPORTS..................  17   .........................
LEGAL MATTERS........................  18   ......................... 25
EXPERTS..............................  18   .........................
OTHER INFORMATION....................  18   .........................
FINANCIAL STATEMENTS.................  19   .........................

                                  THE POLICY


     As a supplement to the description in the Prospectus, the following provides additional information about the Policy.

Accumulation Units

     An Accumulation Unit is an accounting unit used prior to the Retirement Date to calculate the Variable Account Value. The portion of a Net Purchase Payment that you allocate to an Investment Division of the Variable Account is credited as Accumulation Units in that Investment Division. Similarly, the value that you transfer to an Investment Division of the Variable Account is credited as Accumulation Units in that Investment Division. The number of Accumulation Units to credit is found by dividing (1) the dollar amount allocated to the Investment Division by (2) the Investment Division's appropriate Accumulation Unit Value for the Valuation Period in which we received the Purchase Payment or transfer request. In the case of the initial Purchase Payment, we will credit Accumulation Units for that Purchase Payment at the end of the Valuation Period during which the portion of the Net Purchase Payment to be allocated to the Investment Divisions of the Variable Account is allocated to the Money Market Investment Division. In the case of an additional Purchase Payment or transfer, we will credit Accumulation Units for the portion of the Net Purchase Payment or transfer to be allocated to the Investment Divisions of the Variable Account at the end of the Valuation Period during which the Purchase Payment or transfer request is received.

     The value of an Accumulation Unit for each Investment
Division was initially arbitrarily set at $1 when the first investments were bought. The value for any later Valuation Period is found by multiplying the Accumulation Unit Value for an Investment Division for the last prior Valuation Period by such Investment Division's Net Investment Factor for the following Valuation Period. Like the Policy Value, the value of an Accumulation Unit may increase or decrease from one Valuation Period to the next.

Annuity Units

     An Annuity Unit is an accounting unit used after the Retirement Date to calculate the value of Variable Annuity Payments. The value of an Annuity Unit in each Investment Division was arbitrarily set at $1 when the first investments were bought. The value for any later Valuation Period is found by (a) multiplying the Annuity Unit Value for an Investment Division for the last prior Valuation Period for such Investment Division's Net Investment Factor for the following Valuation Period, and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the amount of the first Variable Annuity Payment. The value of an Annuity Unit for each Investment Division changes to reflect the investment performance of the Portfolio underlying that Investment Division.

Net Investment Factor

     The Net Investment Factor is an index applied to measure the investment performance of an Investment Division of the Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than one, so the value of an Investment Division may increase or decrease.

     The Net Investment Factor of an Investment Division for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:
     (1)  is the result of:
          (a) the net asset value per share of the Portfolio shares held in the Investment Division determined at the end of the current Valuation Period; plus
          (b) the per share amount of any dividend or capital gain distributions on the Portfolio shares held in the Investment Division, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus
          (c) A charge or credit for any taxes reserved for the current Valuation Period which we determine to have resulted from the investment operations of the Investment Division;

     (2)  is the result of:
          (a) the net asset value per share of the Portfolio shares held in the Investment Division, determined at the end of the previous Valuation Period; plus or minus
          (b) the charge or credit for any taxes reserved for the previous Valuation Period; and
     (3)  is a deduction for certain mortality and expense risks that we assume.

Determination of Annuity Payments

     At the Retirement Date, the Policy Value as of 14 days prior to the Retirement Date, less any premium taxes and less any withdrawal charges, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.

Fixed Annuity Payments

     Fixed Annuity Payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Investment Divisions. The payment amount will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed not to be less than payments based on the 1971 Individual Annuity Mortality Table (set back two years) with interest at 4.0%. The two year setback results in lower rates than if no setback is used. Where requested and required by law unisex tables will be used.

Variable Annuity Payments

     The dollar amount of the first Variable Annuity Payment is determined by multiplying the net value applied by purchase rates based on the 1971 Individual Mortality Table (set back two years) with interest at 4.0%. Annuity Mortality Table (set back two years) with interest at 4.0%. The two year setback results in lower rates than if no setback is used. Where requested and required by law unisex tables will be used.

     The portion of the first Variable Annuity Payment attributed to each Investment Division is divided by the Annuity Unit Value for the Investment

Division (as of the same date that the amount of the first Variable Annuity Payment is determined) to determine the number of Annuity Units upon which later Variable Annuity Payments will be made. This number of Annuity Units will not change unless subsequently changed by reallocation. The dollar amount of each monthly Variable Annuity Payment after the first Annuity Payment will equal the sum of the number of Annuity Units credited to each Investment Division multiplied by the Annuity Unit Value for each respective Investment Division for the Valuation Period as of 14 days prior to the Variable Annuity Payment, less a pro rata portion of the charge for administrative expenses.

     After the Retirement Date, the Annuitant may reallocate the value of the Annuitant's interest in the Investment Divisions, no more than once each Policy Year, by sending a Written Request to United Investors. A reallocation will be effected during the Valuation Period as of 14 days prior to the next Variable Annuity Payment, by converting Annuity Units for the value transferred from an Investment Division into Annuity Units in the Investment Division to which the value is transferred. Reallocations may cause the number of Annuity Units to change, but will not change the dollar amount of the Variable Annuity Payment as of the date of reallocation.

     United Investors guarantees that the dollar amount of monthly Variable Annuity Payments after the first payment will not be affected by variations in expenses or mortality experience.

The Contract

     The entire contract is made up of the Policy and the written application. All statements made in the application, in the absence of fraud, are considered representations and not warranties. Only the statements made in the written application can be used by us to defend a claim or void the Policy.

     Changes to the Policy are not valid unless we make them in writing. They must be signed by one of our executive officers. No agent has authority to change the Policy or to waive any of its provisions.

Misstatement of Age or Sex

     If the Annuitant's age or sex is misstated, we will adjust each benefit and any amount to be paid to reflect the correct age and sex.

Annual Report

     At least once each Policy Year prior to the Retirement Date we will send you a report on your Policy. It will show the current Policy Value, the current Fixed Account Value, the current value of the Investment Divisions of the Variable Account, the Purchase Payments paid, all charges and partial withdrawals since the last report, the current Surrender Value and the current Death Benefit. We will also include in the report any other information required by state law or regulation. Further, we will send you the reports required by the Investment Company Act of 1940. You may request additional reports during the year but we may charge a fee for any additional reports.

Non-Participation

     The Policy is non-participating. This means that no dividends will be paid on your Policy. It will not share in our profits or surplus earnings.

Delay or Suspension of Payments

     We will normally pay a surrender or any withdrawal within seven days after we receive your Written Request in our home office. However, payment of any amount from the Investment Divisions of the Variable Account may be delayed or suspended whenever:

     a) the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the New York Exchange is restricted as determined by the Securities and Exchange Commission;
     b) the Securities and Exchange Commission by order permits postponement for the protection of Policyholders; or
     c) an emergency exists, as determined by the Commission, as a result of which disposal of the securities held in the Investment Divisions is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

     Payment of any amounts from the Fixed Account may be deferred for up to six months from the date of the request to surrender. If payment is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less the Guaranteed Minimum Interest Rate.

     Payments under the Policy of any amounts derived from Purchase Payments paid by check may be delayed until such time as the check has cleared your bank.

Ownership

     The Policy belongs to you, the Policyowner. Unless you provide otherwise, you may receive all benefits and exercise all rights of the Policy prior to the Retirement Date. These rights and the rights of any Beneficiary are subject to the rights of any assignee. If there is more than one Owner at a given time, all must exercise the rights of ownership by joint action. If you die, the Owner's Designated Beneficiary will become the Owner; if there is no Owner's Designated Beneficiary living, the rights of ownership will vest in the executors, administrators or assigns of the Owner.

Beneficiary
     The Beneficiary is named in the application. More than one Beneficiary may be named. The rights of any Beneficiary who dies before the Annuitant will pass to the surviving Beneficiary or Beneficiaries unless you provide otherwise. If no Beneficiary is living at the Annuitant's death, we will pay the Death Benefit, if any, to the Policyowner, if living; otherwise, it will be paid to the Policyowner's estate.

Change of Ownership or Beneficiary

     Unless you provide otherwise in writing to us, you may change the Owner or the Beneficiary during the lifetime of the Annuitant. Any changes must be made by Written Request filed with us. The change takes effect on the date the request was signed, but it will not apply to payments made by us before we accept your Written Request. We may require you to submit the Policy to us before making a change. A change of ownership may be a taxable event.

Assignment

     You may assign the Policy, but we will not be responsible for the validity of any assignment and no assignment will bind us until it is filed in writing at our home office. When it is filed, your rights and the rights of any Beneficiary will be subject to it. An assignment of the Policy may be a taxable event.

Incontestability

     United Investors will not contest the Policy.

Evidence of Survival

     Where any payments under the Policy depend on the payee being alive, we may require proof of survival prior to making the payments.

               FIXED ACCOUNT - HISTORICAL CREDITED INTEREST RATES

     We guarantee that we will credit interest at a rate of not less than the Guaranteed Minimum Interest Rate of 4% per year to amounts allocated to the Fixed Account. We may credit interest at a rate in excess of the Guaranteed Minimum

Interest Rate.

     Any excess interest credited will be determined at our sole discretion. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the Guaranteed Minimum Interest Rate.

     Fixed Account interest rates have been as follows:

     START DATE              END DATE            DECLARED ANNUAL RATE
     ----------              --------            --------------------
     July 10, 1995*     December 31, 1996                6.0%

                        *Initial offering date.

                          PERFORMANCE DATA CALCULATIONS

     We may advertise the yield and effective yield of the Money Market Investment Division. In addition, we may advertise the total returns for other Investment Divisions of the Variable Account. All performance data calculations for the Variable Account will be in accordance with uniformly imposed SEC regulations.

Money Market Investment Division Yield Calculation

     In accordance with regulations adopted by the SEC, if we disclose the current annualized yield of the Money Market Investment Division for a seven-day period, it is required to be in a manner which does not take into consideration any realized or unrealized gains or losses of the Money Market Portfolio or on its portfolio securities. The current annualized yield is computed by deter-mining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Investment Division at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects the deduction for the Mortality and Expense Risk Charge and the Administration Fee as well as reflecting income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Investment Division will be lower than the yield for the Money Market Portfolio of the Fund.

     The SEC also permits us to disclose the effective yield of the Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result according to the following formula:



               Effective Yield = [(Base period return +1) Circumflex 365/7]-1



     For the seven-day period ending December 31, 1996, the Money Market Investment Division annualized yield was 3.27%. For the same period, the effective yield was 3.33%.

     The actual yield of the Money Market Investment Division is affected by:
(l) changes in interest rates on money market securities; (2) the average portfolio maturity of the Money Market Portfolio; (3) the types and quality of securities held by the Money Market Portfolio; and (4) its operating expenses. The yield on amounts held in the Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yields for any given past period is not an indication or representation of future yields or rates of return.

Average Annual Total Return Calculations

     For each Investment Division of the Variable Account other than the Money Market Investment Division an average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over one, five and ten year periods (or, where an Investment Division has been in existence for a period less than one, five or ten years, for such lesser period) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T) Circumflex n = ERV

Where
P           = a hypothetical initial payment of $1,000
T           = average annual total return
N           = number of years in the period
ERV         = ending redeemable value of a hypothetical $1,000
              payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of such period.

     All recurring fees that are charged to all Policy Owner accounts are recognized in the ending redeemable value. The average annual total return calculation will also reflect the effect of Withdrawal Charges that may be applicable due to surrender of the Policy at the end of a particular period.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

     Investment         1 Year to      5 Years     Inception to  Inception
     Division           12/31/96      to 12/31/96    12/31/96      Date
     Bond                -5.14%         5.20%          7.09%      7-13-87
     High Income          3.81%        10.04%          8.20%      7-13-87
     Growth               3.76%        15.06%         14.06%      7-13-87
     Income              11.05%        13.76%         13.93%      7-16-91
     International        6.44%           NA           4.67%      5-03-94
     Balanced             2.56%           NA           9.14%      5-03-94
     Limited-Term Bond   -4.78%           NA           3.00%      5-03-94
     Small Cap           -0.11%           NA          19.57%      5-03-94
     Asset Strategy      -2.54%           NA          -1.05%      5-01-95


     From time to time we may also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The only difference between the two methods is that the non-standard format assumes a Withdrawal Charge of 0%.

                   NON-STANDARD AVERAGE ANNUAL TOTAL RETURN

     Investment         1 Year         5 Years     Inception to    Inception
     Division        to 12/31/96    to 12/31/96     12/31/96        Date

     Bond                1.86%          5.68%         7.09%        7-13-87
     High Income        10.81%         10.44%         8.20%        7-13-87
     Growth             10.76%         15.40%        14.06%        7-13-87
     Income             18.05%         14.12%        14.24%        7-16-91
     International      13.44%             NA          6.72%       5-03-94
     Balanced            9.56%             NA         11.05%       5-03-94
     Limited-Term Bond   2.22%             NA          5.10%       5-03-94
     Small Cap           6.89%             NA         21.22%       5-03-94
     Asset Strategy      4.46%             NA          3.11%       5-01-95

     The performance information provided above reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Investment Division during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

                               FEDERAL TAX MATTERS

Taxation of United Investors

     United Investors is taxed as a life insurance company under Part 1 of Subchapter L of the Internal Revenue Code of 1986 (the "Code"). Since the Variable Account is not an entity separate from United Investors and its operations form a part of United Investors, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Policy Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing federal income tax law, United Investors believes that Variable Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies

     Section 817(h) of the Code provides that the investments of the Variable Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under Section 72 of the Code. The Variable Account, through each Portfolio of the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. Section 1.817-5, which affect how the Portfolios' assets may be invested. Although United Investors is affiliated with the Fund's Manager and Advisor, it does not control the Fund or the Portfolios' investments. However, it has entered into an agreement regarding participation in the Fund, which requires each Portfolio of the Fund to be operated in compliance with the diversification requirements prescribed by the Treasury.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policyowner has additional flexibility in allocating premium payments and Policy Values. These differences could result in a Policyowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Separate Account.

Withholding

     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Generally, the recipient is given the opportunity to elect not to have tax withheld from distributions. However, effective January 1, 1993, certain distributions from Section 401(a) and 403(b) plans are subject to mandatory withholding.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     United Investors reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for, the shares of the Fund that are held by the Variable Account (or any Investment Division) or that the Variable Account (or any Investment Division) may purchase. United Investors reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or any other investment vehicle or of another open-end, registered investment company if laws or regulations are changed, if the shares of the Fund or a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Investment Division. United Investors will not substitute any shares attributable to a Policyowner's interest in an Investment Division of the Variable Account without notice and prior approval of the Securities and Exchange Commission and the insurance regulator of the state where the Policy was delivered, where required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

     United Investors also reserves the right to establish additional Investment Divisions of the Variable Account, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company or suitable investment, with a specified investment objective. New Investment Divisions may be established when, in the sole discretion of United Investors, marketing needs or investment conditions warrant, and any new Investment Divisions will be made available to existing Policyowners on a basis to be determined by United Investors. United Investors may also eliminate one or more Investment Divisions if, in its sole discretion, marketing, tax, or investment conditions warrant.

     In the event of any such substitution or change, United Investors may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed by United Investors to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other United Investors separate accounts.

                           DISTRIBUTION OF THE POLICY

     The Policies will be sold by individuals who, in addition to being licensed as life insurance agents for United Investors, are also registered representatives of Waddell & Reed, Inc. ("W&R"), the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with W&R. W&R, an affiliate of United Investors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1933 as a broker-dealer and is a member of the National Association of Securities Dealers. The total commissions paid by United Investors for the sale of the Policy were $14,158,983 during 1994, $13,707,504 during 1995 and $17,967,189 during 1996. The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with W&R. The offering of the Policies is continuous, and W&R does not anticipate discontinuing the offering of the Policies. However, W&R reserves the right to discontinue the offering of the Policies.

     The Policy provides for deduction of a charge(s) for sales expenses. United Investors may reduce or eliminate the sales charge on policies that have been sold to (1) employees and sales representatives of United Investors or its affiliates; (2) customers of United Investors or distributors of the Policies who are transferring existing policy values to a Policy; or (3) individuals or groups of individuals when sales of the contract result in savings of sales expenses.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

     United Investors holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from United Investors' general account. United Investors maintains records of all purchases and redemptions of Fund shares by each of the Investment Divisions.

                                STATE REGULATION

     United Investors is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of United Investors as of December 31 of the preceding year. Periodically, the Missouri Department of Insurance or other authorities examine the liabilities and reserves of United Investors and the Variable Account, and a full examination of United Investors' operations is conducted periodically by the National Association of Insurance Commissioners. In addition, United Investors is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments. A Policy is governed by the law of the state in which it is delivered. The values and benefits of each Policy are at least equal to those required by such state.

                               RECORDS AND REPORTS

     All records and accounts relating to the Variable Account will be maintained by United Investors. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners at their last known address of record.

                                  LEGAL MATTERS
     Legal advice regarding certain matters relating to federal securities laws applicable to the issuance of the Policy described in the Prospectus have been provided by Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. All matters of Missouri law pertaining to the Policy, including the validity of the Policy and United Investors' right to issue the Policy under Missouri Insurance Law and any other applicable state insurance or securities laws, have been passed upon by James L. Sedgwick, Esq., President of United Investors.

                                     EXPERTS

     The balance sheets of United Investors Life Insurance Company as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1996 and the balance sheet of United Investors Annuity Variable Account as of December 31, 1996 and the related statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 1996 have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

     The financial statements of United Investors, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of United Investors to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
United Investors Life Insurance Company
Birmingham, Alabama

We have audited the accompanying balance sheets of United Investors Life Insurance Company as of December 31, 1996 and 1995 and the related statements of operations, shareholder's equity and cash flow for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Investors Life Insurance Company at December 31, 1996 and 1995 and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1996 in conformity with generally accepted accounting principles.


                                          KPMG PEAT MARWICK LLP

Birmingham, Alabama
January 31, 1997

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                         (DOLLAR AMOUNTS IN THOUSANDS)

                                                             AT DECEMBER 31,
                                                          ---------------------
                                                             1996       1995
                                                          ---------- ----------
                                    ASSETS
Investments:
 Fixed maturities--available for sale, at fair value
  (cost: 1996--$621,177; 1995--$612,375)................. $  624,880    637,844
 Policy loans............................................     14,332     12,299
 Other long-term invested assets.........................     21,411     19,848
 Short-term investments..................................      1,834      4,223
                                                          ---------- ----------
   Total investments.....................................    662,457    674,214
Cash.....................................................      2,404      6,042
Accrued investment income (includes amounts from
 affiliates:
 1996--$473; 1995--$473).................................     10,781      9,963
Receivables (includes amounts from affiliates:
 1996--$35,423; 1995--$35,322)...........................     38,058     37,858
Deferred acquisition costs...............................    169,986    144,716
Value of insurance purchased.............................     16,160     18,679
Goodwill.................................................      7,055      7,340
Property and equipment...................................        156        125
Other assets.............................................      1,534      2,242
Separate account assets..................................  1,420,025  1,085,844
                                                          ---------- ----------
   Total assets.......................................... $2,328,616 $1,987,023
                                                          ========== ==========
                     LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits.................................. $  531,297 $  517,177
 Unearned and advance premiums...........................      2,804      2,521
 Other policy liabilities................................      8,135      6,264
                                                          ---------- ----------
  Total policy liabilities...............................    542,236    525,962
 Accrued income taxes....................................     43,063     50,313
 Other liabilities.......................................      2,265      2,132
 Due to affiliates.......................................      8,965      9,644
 Separate account liabilities............................  1,420,025  1,085,844
                                                          ---------- ----------
   Total liabilities.....................................  2,016,554  1,673,895
Shareholder's equity:
 Common stock, par value $6 per share-authorized,
  issued and outstanding:
  500,000 shares.........................................      3,000      3,000
 Additional paid-in capital..............................    137,950    137,950
 Unrealized investment gains, net of applicable taxes....      4,460     12,292
 Retained earnings.......................................    166,652    159,886
                                                          ---------- ----------
   Total shareholder's equity............................    312,062    313,128
                                                          ---------- ----------
   Total liabilities and shareholder's equity............ $2,328,616 $1,987,023
                                                          ========== ==========

                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                         (DOLLAR AMOUNTS IN THOUSANDS)

                                                     YEAR ENDED DECEMBER 31,
                                                    --------------------------
                                                      1996     1995     1994
                                                    -------- -------- --------
Revenue:
 Premium income.................................... $ 65,114 $ 61,792 $ 57,753
 Policy charges and fees...........................   29,403   23,109   18,259
 Net investment income (includes amounts from af-
  filiates: 1996-- $2,847; 1995--$3,058; 1994--
  $628)............................................   51,128   49,356   46,258
 Realized investment gains (losses)................      925    1,441   (2,047)
 Other income......................................        0        4        2
                                                    -------- -------- --------
   Total revenue...................................  146,570  135,702  120,225
Benefits and expenses:
 Policy benefits:
  Individual life..................................   47,355   42,943   39,578
  Annuity..........................................   15,807   16,540   15,326
                                                    -------- -------- --------
   Total policy benefits...........................   63,162   59,483   54,904
 Amortization of deferred acquisition costs........   19,850   16,602   15,790
 Commissions and premium taxes (includes amounts to
  affiliates: 1996--$4,723; 1995--$4,000; 1994--
  $4,008)..........................................    5,248    4,691    4,205
 Other operating expense (includes amounts to af-
  filiates: 1996--$2,181; 1995--$1,862; 1994--
  $1,774)..........................................    3,966    3,679    3,954
                                                    -------- -------- --------
   Total benefits and expenses.....................   92,226   84,455   78,853
                                                    -------- -------- --------
Net operating income before income taxes...........   54,344   51,247   41,372
Income taxes.......................................   19,078   18,037   14,337
                                                    -------- -------- --------
   Net income...................................... $ 35,266 $ 33,210 $ 27,035
                                                    ======== ======== ========


                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                         (DOLLAR AMOUNTS IN THOUSANDS)

                                             UNREALIZED
                                  ADDITIONAL INVESTMENT               TOTAL
                           COMMON  PAID-IN     GAINS    RETAINED  SHAREHOLDER'S
                           STOCK   CAPITAL    (LOSSES)  EARNINGS     EQUITY
                           ------ ---------- ---------- --------  -------------
YEAR ENDED DECEMBER 31,
 1994
  Balance at January 1,
   1994................... $3,000  $137,915   $11,885   $117,141    $269,941
  Net income..............                                27,035      27,035
  Dividends...............                               (10,000)    (10,000)
  Net change in unrealized
   investment gains (loss-
   es)....................                    (24,263)               (24,263)
                           ------  --------   -------   --------    --------
  Balance at December 31,
   1994...................  3,000   137,915   (12,378)   134,176     262,713
YEAR ENDED DECEMBER 31,
 1995
  Net income..............                                33,210      33,210
  Dividends...............                                (7,500)     (7,500)
  Exercise of stock op-
   tions..................               35                               35
  Net change in unrealized
   investment gains (loss-
   es)....................                     24,670                 24,670
                           ------  --------   -------   --------    --------
  Balance at December 31,
   1995...................  3,000   137,950    12,292    159,886     313,128
YEAR ENDED DECEMBER 31,
 1996
  Net income..............                                35,266      35,266
  Dividends...............                               (28,500)    (28,500)
  Net change in unrealized
   investment gains (loss-
   es)....................                     (7,832)                (7,832)
                           ------  --------   -------   --------    --------
  Balance at December 31,
   1996................... $3,000  $137,950   $ 4,460   $166,652    $312,062
                           ======  ========   =======   ========    ========


                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOW
                         (DOLLAR AMOUNTS IN THOUSANDS)

                                                 YEAR ENDED DECEMBER 31,
                                               ------------------------------
                                                 1996      1995       1994
                                               --------  ---------  ---------
Net income.................................... $ 35,266  $  33,210  $  27,035
Adjustments to reconcile net income to cash
 provided from operations:
 Increase in future policy benefits...........   20,692     22,011     19,302
 Increase (decrease) in other policy benefits.    2,154       (614)      (753)
 Deferral of policy acquisition costs.........  (33,744)   (28,870)   (28,116)
 Amortization of deferred acquisition costs...   19,850     16,602     15,790
 Change in accrued income taxes...............   (3,033)     2,644     (1,557)
 Depreciation.................................       44         52         71
 Realized (gains) losses on sale of invest-
  ments and properties........................     (925)    (1,441)     2,047
 Other accruals and adjustments...............     (997)    (3,525)    (1,558)
                                               --------  ---------  ---------
Cash provided from operations.................   39,307     40,069     32,261
Cash used for investment activities:
 Investments sold or matured:
  Fixed maturities available for sale--sold...   15,246    149,076     64,713
  Fixed maturities available for sale--
   matured, called and repaid.................   44,523     50,659    107,977
  Equity securities...........................        0      3,341          0
  Other long-term investments.................      482      9,316      1,830
                                               --------  ---------  ---------
   Total investments sold or matured..........   60,251    212,392    174,520
 Acquisition of investments:
  Fixed maturities--available for sale........  (68,214)  (244,162)  (180,473)
  Equity securities...........................        0          0       (102)
  Net increase in policy loans................   (2,033)    (2,121)    (1,524)
  Other long-term investments.................   (1,183)    (1,587)    (2,461)
                                               --------  ---------  ---------
   Total acquisition of investments...........  (71,430)  (247,870)  (184,560)
 Net (increase) decrease in short-term invest-
  ments.......................................    2,389     (1,901)    12,669
 Funds loaned to affiliates...................   (3,500)   (21,000)   (54,000)
 Funds repaid from affiliates.................    3,500     21,000     27,000
 Disposition of properties....................       34          6         15
 Additions to properties......................     (117)       (33)       (23)
                                               --------  ---------  ---------
Cash used for investment activities...........   (8,873)   (37,406)   (24,379)
Cash used for financing activities:
 Cash dividends paid to shareholder...........  (27,500)    (7,500)   (10,000)
 Net receipts from deposit product operations.   (6,572)     3,343       (450)
                                               --------  ---------  ---------
Cash used for financing activities............  (34,072)    (4,157)   (10,450)
Decrease in cash..............................   (3,638)    (1,494)    (2,568)
Cash at beginning of year.....................    6,042      7,536     10,104
                                               --------  ---------  ---------
Cash at end of year........................... $  2,404  $   6,042  $   7,536
                                               ========  =========  =========

                See accompanying Notes to Financial Statements.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                         (DOLLAR AMOUNTS IN THOUSANDS)

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Organization: United Investors Life Insurance Company (the "Company") is a wholly-owned subsidiary of United Investors Management Company ("United Management"), which is a wholly-owned subsidiary of Torchmark Corporation ("Torchmark"), the ultimate parent.

DESCRIPTION OF BUSINESS

  The Company is a life insurer licensed in 49 states. The Company offers a full range of life, annuity and variable products through its agents and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance department of states in which it is licensed, and undergoes periodic examinations by those departments.

  The following is a description of certain risks facing life insurers and how the Company mitigates those risks:

    Legal/Regulatory Risk is the risk that, changes in the legal or regulatory environment in which an insurer operates, will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits or otherwise affecting the industry in which the insurer operates, new legal theories or insurance company insolvencies through guaranty fund assessments, may create costs in the future for the insurer beyond those recorded in the financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating in 49 states, thus reducing its exposure to any single product or non-Federal jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

    Credit Risk is the risk that issuers of securities owned by the Company will default or that other parties, including reinsurers that have obligations to the Company, will not pay or perform. The Company attempts to minimize the risk by adhering to a conservative investment strategy and by maintaining sound reinsurance and credit and collection policies.

    Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to sell assets prior to maturity and recognize a gain or loss.

  In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

  The estimates susceptible to significant change are those used in determining the liability for policy reserves, losses and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

  Basis of Presentation: The accompanying financial statements include the accounts of United Investors Life Insurance Company ("United Investors") which is a wholly-owned subsidiary of United Investors Management Company ("United Management"). The financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Investments: United Investors classifies all of its fixed maturity investments, which includes bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in shareholder's equity. Investments in equity securities, which include common and nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in shareholder's equity. Policy loans are carried at unpaid principal balances. Short-term investments include investments in certificates of deposit and other interest-bearing time deposits with original maturities within three months. Other long-term investments consist of investments in mutual funds which are carried at fair value. Other long-term investments also include passive energy limited-partnership investments which are valued at partnership equity. If an investment becomes permanently impaired, such impairment is treated as a realized loss and the investment is adjusted to net realizable value.

  Gains and losses realized on the disposition of investments are recognized as revenues and are determined on a specific identification basis.

  Realized investment gains and losses and investment income attributable to separate accounts are credited to the separate accounts and have no effect on United Investor's net income. Investment income attributable to policyholders is included in United Investor's net investment income. Net investment income for the years ended December 31, 1996, 1995 and 1994 included approximately $37,600, $38,000, and $35,700, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocable to policyholders.

  Determination of Fair Values of Financial Instruments: Fair value for cash, short-term investments, receivables and payables approximates carrying value. Fair values for investment securities are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments. Fair value of future benefits for universal life and current interest products and annuity products are based on the fund value.

  Cash: Cash consists of balances on hand and on deposit in banks and financial institutions.

  Recognition of Revenue and Related Expenses: Premiums for insurance contracts which are not defined as universal life-type according to the Financial Accounting Standards Board's Statement of Accounting Standards
(SFAS) 97 are recognized as revenue over the premium-paying period of the policy. Premiums for limited-payment life insurance contracts as defined by SFAS 97 are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues from such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). The related benefits and expenses are matched with revenues by means of the provision for future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Future Policy Benefits: The liability for future policy benefits for universal life-type products according to SFAS 97 is represented by policy account value. Annuity Contracts are accounted for as deposit contracts. The liability for future policy benefits for other products is provided on the net level premium method based on estimated investment yields, mortality, persistency and other assumptions which were appropriate at the time the policies were issued. Assumptions used are based on United Investor's experience as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. If it is determined that future expected experience differs significantly from that assumed, the estimates are revised.

  Deferred acquisition costs: The costs of acquiring new insurance business are deferred. Such costs consist of sales commissions, underwriting expenses, and certain other selling expenses. The costs of acquiring new business through the purchase of other companies and blocks of insurance business are also deferred.

  Deferred acquisition costs, including the value of insurance purchased, for policies other than universal life-type policies according to SFAS 97, are amortized with interest over an estimate of the premium-paying period of the policies in a manner which charges each year's operations in proportion to the receipt of premium income. For universal life-type policies, acquisition costs are amortized with interest in proportion to estimated gross profits. The assumptions used as to interest, withdrawals and mortality are consistent with those used in computing the liability for future policy benefits and expenses. If it is determined that future experience differs significantly from that previously assumed, the estimates are revised. Deferred acquisition costs are adjusted to reflect the amounts associated with unrealized investment gains and losses pertaining to universal life-type products.

  Income Taxes: Income taxes are accounted for under the asset and liability method in accordance with SFAS 109. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

  Interest Expense: Interest expense includes interest on borrowed funds not used in the production of investment income. Interest expense relating to the production of investment income is deducted from investment income.

  Property and Equipment: Property and equipment is reported at cost less allowances for depreciation. Depreciation is provided on the straight-line method over the estimated useful lives of these assets which range from three to ten years.

  Goodwill: Goodwill represents the excess cost over the fair value of the net assets acquired when United Investors was purchased by Torchmark Corporation (Torchmark) in 1981 and is being amortized on a straight-line basis over forty years.

  Reclassifications: Certain amounts in the financial statements presented have been reclassified from amounts previously reported. These reclassifications have no effect on previously reported shareholder's equity or net income during the periods involved.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)

NOTE 2--STATUTORY ACCOUNTING

  United Investors is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Net income and shareholder's equity on a statutory basis for United Investors were as follows:

                                        NET INCOME         SHAREHOLDERS' EQUITY
                                  YEAR ENDED DECEMBER 31,     AT DECEMBER 31,
                                 ------------------------- ---------------------
                                   1996     1995    1994      1996       1995
                                 -------- -------- ------- ---------- ----------
   Life insurance............... $ 26,640 $ 29,636 $ 7,752 $  154,222 $  156,673

  The excess of shareholder's equity on a GAAP basis over that determined on a statutory basis is not available for distribution to the shareholder without regulatory approval.

  A reconciliation of United Investors' statutory net income to GAAP net income is as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                     1996      1995      1994
                                                    -------  --------  --------
   Statutory net income............................ $26,640  $ 29,636  $  7,752
   Deferral of acquisition costs...................  33,744    28,870    28,116
   Amortization of acquisition costs............... (19,850)  (16,602)  (15,790)
   Differences in policy liabilities...............  (4,361)   (6,774)   13,515
   Deferred income taxes...........................    (773)   (1,389)   (4,271)
   Other...........................................    (134)     (531)   (2,287)
                                                    -------  --------  --------
   GAAP net income................................. $35,266  $ 33,210  $ 27,035
                                                    =======  ========  ========

  A reconciliation of United Investors' statutory shareholder's equity to GAAP shareholder's equity is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
   Statutory shareholder's equity....................    $154,222  $   156,673
   Differences in policy liabilities.................      20,834       21,993
   Deferred acquisition costs and value of insurance
    purchased........................................     186,146      163,396
   Differences in income tax liability...............    (44,679)      (47,982)
   Asset valuation reserve...........................      10,762        9,388
   Nonadmitted assets................................       1,856        1,778
   Fair value adjustment on fixed maturities avail-
    able for sale....................................       3,703       25,469
   Goodwill..........................................       7,055        7,340
   Due and deferred premiums.........................     (29,324)     (26,261)
   Other.............................................       1,487        1,334
                                                      -----------  -----------
   GAAP shareholder's equity......................... $   312,062  $   313,128
                                                      ===========  ===========

  The NAIC has adopted a model act that requires a risk based capital formula to be applied to all life and health insurers. The risk based capital formula is a threshold formula rather than a target capital formula. It is designed only to identify companies that require regulatory attention and is not to be used to rate or rank companies that are adequately capitalized. United Investors is adequately capitalized under the risk based capital formula.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)

NOTE 3--INVESTMENT OPERATIONS

Investment income is summarized as follows:

                                                    YEAR ENDED DECEMBER 31,
                                                    --------------------------
                                                     1996     1995      1994
                                                    -------  -------  --------
 Fixed maturities.................................. $46,366  $43,482  $ 43,532
 Equity securities.................................       0       76         0
 Policy loans......................................   1,001      851       730
 Other long-term investments.......................   1,211    1,681     1,314
 Short-term investments............................     287      717       493
 Interest and dividends from affiliates............   2,847    3,058       628
                                                    -------  -------  --------
                                                     51,712   49,865    46,697
 Less investment expense...........................    (584)    (509)     (439)
                                                    -------  -------  --------
 Net investment income............................. $51,128  $49,356  $ 46,258
                                                    =======  =======  ========
 Analysis of gains (losses) from investments:
  Realized investment gains (losses)
   Fixed maturities................................ $   925  $   319  $ (2,189)
   Equity securities...............................       0    1,276         0
   Mutual funds....................................       0     (154)      142
                                                    -------  -------  --------
  Net realized gains (losses)...................... $   925  $ 1,441  $ (2,047)
                                                    =======  =======  ========
Analysis of change in unrealized investment gains
 (losses):
 Net change in unrealized investment gains (losses)
  on equity securities before tax.................. $     0  $  (438) $    437
 Net change in unrealized investment gains on fixed
  maturities available for sale before tax......... (21,767)  58,321   (58,904)
 Other.............................................     861    3,602    (1,557)
 Adjustment to deferred acquisition costs..........   8,857  (23,532)   22,697
 Applicable tax....................................   4,217  (13,283)   13,064
                                                    -------  -------  --------
 Net change in unrealized gains (losses) on equity
  and fixed maturity securities available for sale. $(7,832) $24,670  $(24,263)
                                                    =======  =======  ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 3--INVESTMENT OPERATIONS (CONTINUED)

  A summary of fixed maturities available for sale by amortized cost and estimated market value at December 31, 1996 and 1995 is as follows:

                                       GROSS      GROSS             AMOUNT PER
                           AMORTIZED UNREALIZED UNREALIZED  MARKET  THE BALANCE
1996:                        COST      GAINS      LOSSES    VALUE      SHEET
-----                      --------- ---------- ---------- -------- -----------
 Fixed maturities avail-
  able for sale:
 Bonds:
  U.S. Government direct
   obligations and agen-
   cies................... $ 21,832    $   79    $  (270)  $ 21,641  $ 21,641
  GNMA's..................  150,505     6,297       (812)   155,990   155,990
  Mortgage-backed
   securities, GNMA
   collateral.............   34,904       785         (6)    35,683    35,683
  Other mortgage-backed
   securities.............    4,060       -0-        -0-      4,060     4,060
  States, municipalities
   and political
   subdivisions...........   45,544       383       (894)    45,033    45,033
  Foreign governments.....    3,272       158          0      3,430     3,430
  Public utilities........   22,543       483       (345)    22,681    22,681
  Industrial and miscella-
   neous..................  338,517     3,737     (5,892)   336,362   336,362
                           --------    ------    -------   --------  --------
  Total fixed maturities..  621,177    11,922     (8,219)   624,880   624,880
                           ========    ======    =======   ========  ========
1995:
-----
 Fixed maturities avail-
  able for sale:
 Bonds:
  U.S. Government direct
   obligations and agen-
   cies................... $ 21,790    $  613    $   -0-   $ 22,403  $ 22,403
  GNMA's..................  179,808     8,653        (87)   188,374   188,374
  Mortgage-backed
   securities, GNMA
   collateral.............   42,505     2,195        -0-     44,700    44,700
  Other mortgage-backed
   securities.............      -0-       -0-        -0-        -0-       -0-
  States, municipalities
   and political
   subdivisions...........   37,305       946       (375)    37,876    37,876
  Foreign governments.....    1,401        92        -0-      1,493     1,493
  Public utilities........   22,390     1,105        (18)    23,477    23,477
  Industrial and miscella-
   neous..................  307,176    12,872       (527)   319,521   319,521
                           --------    ------    -------   --------  --------
  Total fixed maturities..  612,375    26,476     (1,007)   637,844   637,844
                           ========    ======    =======   ========  ========

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 3--INVESTMENT OPERATIONS (CONTINUED)

  A schedule of fixed maturities by contractual maturity at December 31, 1996 is shown below on an amortized cost basis and on a market value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

                                                             AMORTIZED  MARKET
                                                               COST     VALUE
                                                             --------- --------
   Fixed maturities available for sale;
    Due in one year or less................................. $ 10,361  $ 10,555
    Due after one year through five years...................   87,414    89,132
    Due after five years through ten years..................  230,582   227,944
    Due after ten years.....................................  103,351   101,516
                                                             --------  --------
                                                              431,708   429,147
   Mortgage- and asset-backed securities....................  189,469   195,733
                                                             --------  --------
                                                             $621,177  $624,880
                                                             ========  ========

  Proceeds from sales of fixed maturities available for sale were $15,246 in 1996, $149,076 in 1995, and $64,713 in 1994. Gross gains realized on these sales were $749 in 1996, $3,157 in 1995, and $1,058 in 1994. Gross losses on these sales were $0 in 1996, $2,126 in 1995, and $3,468 in 1994.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)

NOTE 4--DEFERRED ACQUISITION COSTS

  An analysis of deferred acquisition costs and the value of insurance purchased is as follows:

                                 1996                  1995                  1994
                         --------------------- --------------------- ---------------------
                          DEFERRED   VALUE OF   DEFERRED   VALUE OF   DEFERRED   VALUE OF
                         ACQUISITION INSURANCE ACQUISITION INSURANCE ACQUISITION INSURANCE
                            COSTS    PURCHASED    COSTS    PURCHASED    COSTS    PURCHASED
                         ----------- --------- ----------- --------- ----------- ---------
Balance at beginning of
 year...................  $144,716    $18,679   $153,677    $20,983   $116,406   $ 23,231
 Additions:
  Deferred during peri-
   od:
   Commissions..........    28,492          0     24,258          0     23,533          0
   Other expenses.......     5,252          0      4,611          0      4,583          0
                          --------    -------   --------    -------   --------   --------
    Total deferred......    33,744          0     28,869          0     28,116          0
 Adjustment attributable
  to unrealized
  investment loss (1)...     8,857          0          0          0     22,697          0
                          --------    -------   --------    -------   --------   --------
    Total additions.....    42,601          0     28,869          0     50,813          0
 Deductions:
  Amortized during peri-
   od...................   (16,894)    (2,519)   (14,062)    (2,304)   (12,109)    (2,248)
  Adjustment
   attributable to
   unrealized investment
   gains (1)............         0          0    (23,532)         0          0          0
  Adjustment
   attributable to
   realized investment
   gains (1)............      (437)         0       (236)         0     (1,433)         0
                          --------    -------   --------    -------   --------   --------
    Total deductions....   (17,331)    (2,519)   (37,830)    (2,304)   (13,542)    (2,248)
                          --------    -------   --------    -------   --------   --------
Balance at end of year..   169,986     16,160   $144,716    $18,679   $153,677   $ 20,983
                          ========    =======   ========    =======   ========   ========

--------
(1) Represents amounts pertaining to investments relating to universal life-type products.

  The amount of interest accrued on the unamortized balance of value of insurance purchased was approximately $1,100, $1,300, and $1,500 for the years ended December 31, 1996, 1995 and 1994, respectively. The average interest accrual rates used were 6.44%, 6.59% and 6.74%, respectively. The estimated amount of the unamortized value of business purchased balance at December 31, 1996 to be amortized during each of the next five years is: 1997, $1,777; 1998, $1,582; 1999, $1,408; 2000, $1,253; 2001, $1,115.

  In the event of lapses or early withdrawals in excess of those assumed, deferred acquisition costs and the value of insurance purchased may not be recoverable.

NOTE 5--PROPERTY AND EQUIPMENT

  A summary of property and equipment used in the business is as follows:

                                           AT DECEMBER 31,     AT DECEMBER 31,
                                                1996                1995
                                         ------------------- -------------------
                                                ACCUMULATED         ACCUMULATED
                                          COST  DEPRECIATION  COST  DEPRECIATION
                                         ------ ------------ ------ ------------
Data processing equipment............... $  192    $  147    $  155    $  137
Transportation equipment................    132        37       142        73
Furniture and office equipment .........    919       903       919       881
                                         ------    ------    ------    ------
  Total................................. $1,243    $1,087    $1,216    $1,091
                                         ======    ======    ======    ======

  Depreciation expense on property and equipment used in the business was $44, $52 and $71 in each of the years 1996, 1995, and 1994, respectively.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)

NOTE 6--FUTURE POLICY BENEFIT RESERVES

  A summary of the assumptions used in determining the liability for future policy benefits at December 31, 1996 is as follows:

                           INDIVIDUAL LIFE INSURANCE

Interest Assumptions:

                                             PERCENT OF
      YEARS OF ISSUE      INTEREST RATES     LIABILITY
      --------------   --------------------- ----------
      1962-1996         3% level to 6% level      8%
      1986-1992        7.00% graded to 6.00%     20%
      1962-1985        8.50% graded to 6.00%      5%
      1981-1985        8.50% graded to 7.00%      6%
      1984-1996           Interest sensitive     61%
                                                ----
                                                100%
                                                ====

Mortality assumptions:
  The mortality tables used are various statutory mortality tables and modifications of:

                          1965-70 Select and Ultimate Table
                          1975-80 Select and Ultimate Table

Withdrawal assumptions:
  Withdrawal assumptions are based on United Investors' experience.

NOTE 7--INCOME TAXES

  United Investors is included in the life-nonlife consolidated federal income tax return filed by Torchmark. Under the tax allocation agreement with Torchmark, a company with taxable income pays tax equal to the amount it would pay if it filed a separate tax return. A company with a loss is paid a tax benefit currently to the extent that affiliated companies with taxable income utilize that loss.

  Total income taxes were allocated as follows:

                                                    YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                     1996     1995     1994
                                                    -------  -------  -------
   Net operating income before income taxes........ $19,078  $18,037  $14,337
   Shareholder's equity:
    Unrealized gains (losses)......................  (4,217)  13,283  (13,064)
    Tax basis compensation expense in excess of
     amounts recognized for financial reporting
     purposes from the exercise of stock options...       0      (35)       0
    Other..........................................    (152)       1       (1)
                                                    -------  -------  -------
                                                    $14,709  $31,286  $ 1,272
                                                    =======  =======  =======

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 7--INCOME TAXES (CONTINUED)

  Income tax expense before the adjustments to shareholder's equity is summarized below:

                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                                         1996    1995    1994
                                                        ------- ------- -------
Current income tax expense............................. $18,305 $16,648 $10,066
Deferred income tax expense............................     773   1,389   4,271
                                                        ------- ------- -------
                                                        $19,078 $18,037 $14,337
                                                        ======= ======= =======


  In 1996, 1995, and 1994, deferred income tax expense was incurred because of the difference between net operating income before income taxes as reported on the statements of operations and taxable income as reported on United Investor's income tax returns. As explained in Note 1, this difference caused the financial statement book values of some assets and liabilities to be different from their respective tax bases.

  The effective income tax rate differed from the expected 35% rate in 1996, 1995 and 1994 as shown below:

                                              YEAR ENDED DECEMBER 31,
                                        ----------------------------------------
                                         1996     %    1995     %    1994     %
                                        -------  ---  -------  ---  -------  ---
Expected income taxes.................. $19,020   35% $17,936   35% $14,480   35%
Increase (reduction) in income taxes
 resulting from:
 Tax-exempt investment income..........     (38)   0     (102)   0     (243)   0
 Purchase accounting differences.......      99    0       99    0       99    0
 Other.................................      (3)   0      104    0        1    0
                                        -------  ---  -------  ---  -------  ---
Income taxes........................... $19,078   35% $18,037   35% $14,337   35%
                                        =======  ===  =======  ===  =======  ===

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 7--INCOME TAXES (CONTINUED)

  The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                                           1996        1995
                                                        ----------- -----------
   Deferred tax assets:
    Future policy benefits and unearned and advance
     premiums.......................................... $     5,936 $     9,622
    Present value of future surrender charges..........       9,636       4,083
    Other liabilities, principally due to the current
     nondeductibilty for tax purposes of certain
     accrued expenses..................................         147         188
                                                        ----------- -----------
    Total gross deferred tax assets....................      15,719      13,893
                                                        ----------- -----------
    Net deferred tax assets............................      15,719      13,893
                                                        ----------- -----------
   Deferred tax liabilities:
    Deferred acquisition costs.........................      53,625      50,806
    Unrealized investment gains........................       2,402       6,619
    Other..............................................         766       1,138
                                                        ----------- -----------
    Total gross deferred tax liabilities...............      56,793      58,563
                                                        ----------- -----------
    Net deferred tax liability.........................      41,074      44,670
                                                        =========== ===========

  In United Investor's opinion, all deferred tax assets will be recoverable.

  United Investors has not recognized a deferred tax liability of approximately $2,200 that arose prior to 1984 on temporary differences related to its policyholders' surplus account. A current tax expense will be recognized in the future if and when this tax becomes payable.

NOTE 8--POSTRETIREMENT BENEFITS

  Pension Plans: The full-time employees of United Investors are covered under a defined benefit pension plan and a defined contribution savings plan. These plans cover primarily employees of other Torchmark and United Management affiliates. The total costs of these retirement plans charged to operations were as follows:

                                                              DEFINED    DEFINED
    YEAR ENDED                                              CONTRIBUTION BENEFIT
   DECEMBER 31,                                                PLANS      PLAN
   ------------                                             ------------ -------
    1996..................................................      $41       $115
    1995..................................................       39         75
    1994..................................................       38         66

  Net periodic pension cost for the defined benefit plan which covers United Investors' employees has been calculated on the projected unit credit actuarial cost method in accordance with SFAS 87,

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 8--POSTRETIREMENT BENEFITS (CONTINUED)

which was adopted effective January 1, 1986. Contributions are made to the plan equal to pension expense subject to minimums required by regulation and maximums allowed for tax purposes. United Investors records the difference between the SFAS 87 expense and the actual cash contribution to the plan to a liability account. The liability recorded was $55 at December 31, 1996, and $55 at December 31, 1995. The plan is organized as a trust fund whose assets consist primarily of investments in long-term fixed maturities and equity securities. Such assets are valued at market.

  United Investors accrues expense for the defined contribution plans based on a percentage of the employees' contributions. The plans are funded by the employee contributions and a company contribution.

  Postretirement Benefit Plans Other Than Pensions: United Investors provides certain health care benefits ("postretirement benefits") for its retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Coverage under this plan of health benefits ceases when the covered retiree and/or covered spouse are eligible for Medicare benefits.

  Postretirement benefit cost for the years ending December 31, 1996, 1995 and 1994 was $5, $3 and $16, respectively; this expense includes the expected cost of post- retirement benefits for newly eligible or vested employees, the interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience.

  The unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $122 and $133 as of December 31, 1996 and 1995, respectively. The discount rate used in determining the accumulated postretirement benefit obligation was 7.50% and the health care cost trend rate was 10%, graded to 4.5% over 10 years.

NOTE 9--RELATED PARTY TRANSACTIONS

  The primary distributor of United Investors' Insurance products is Waddell & Reed, Inc. ("W&R"), a United Management affiliate. W&R receives a commission for marketing these products which was approximately $30,200, $25,700, and $25,300 for the years ended December 31, 1996, 1995, and 1994, respectively.

  United Investors was charged for space, equipment, and services provided by an affiliate amounting to $1,797 in 1996, $1,706 in 1995 and $1,618 in 1994.

  Torchmark performed certain administrative services for United Investors for which it charged $384 in 1996, $156 in 1995 and $156 in 1994.

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 9--RELATED PARTY TRANSACTIONS (CONTINUED)


  In January 1994, United Investors loaned United Management $15,000 at an interest rate of 3.75%. This loan was paid in full in February 1994. Interest income related to this loan totaling $41 at December 31, 1994 is included in the accompanying financial statements. In June and July 1994, United Investors loaned Torchmark $2,000 and $17,000, respectively. The notes bear interest at 5.3% and 5.05% respectively and were paid in full in July 1994. In November 1994, United Investors loaned Torchmark $35,000 at an interest rate of 8.11%. Interest income related to the Torchmark loans totaling $2,838 and $3,058 at December 31, 1996 and 1995, respectively, is included in the accompanying financial statements. In January 1996, United Investors loaned Liberty National $3,500 at an interest rate of 5.75%. This loan was paid in full in February 1996. Interest income related to this loan totaling $9 at December 31, 1996 is included in the accompanying financial statements.

  United Investors serves as sponsor to two separate accounts and depositor to the underlying investment fund in connection with its variable product business. During 1997 United Investors will serve as a sponsor and depositor of a third separate account in connection with its variable Product business. At December 31, 1996 and 1995 United Investors had investments of $14,000 and $12,500, in the separate accounts which were included in other long-term invested assets and carried at market.

  Other long-term invested assets also includes investments, carried at market, in the United Group of Mutual Funds and certain other funds for which W&R is the sole advisor. These investments approximated $5,159 and $4,896 at December 31, 1996 and 1995. Investment income derived from these investments is included in net investment income.

NOTE 10--COMMITMENTS AND CONTINGENCIES

  Reinsurance: United Investors reinsures that portion of insurance risk which is in excess of its retention limit. The maximum net retention limit for ordinary life insurance is $525 per life. Life insurance ceded represented 2% of total life insurance in force at December 31, 1996 and 3% of premium income for 1996. United Investors would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligation.

  United Investors did not assume insurance risks of other companies for the year ended December 31, 1996.

  Restrictions on the transfer of funds: Regulatory restrictions exist on the transfer of funds from insurance companies. These restrictions generally limit the payment of dividends to the statutory net gain from operations of the prior year in the absence of special approval. Additionally, insurance companies are not permitted to distribute the excess of shareholder's equity as determined on a generally accepted accounting basis over that determined on a statutory basis. Restricted net assets at December 31, 1996 in compliance with all regulations were $160,840.

  Litigation: United Investors is engaged in routine litigation arising from the normal course of business. In management's opinion, this litigation will not materially affect United Investors' financial position or results of operations.

  Concentrations of credit risk: United Investors maintains a highly diversified investment portfolio with limited concentration in any given region, industry, or economic characteristic. The investment portfolio consists of securities of the U.S. government or U.S. government-backed securities (32%); securities of state and municipal governments (7%); investment-grade corporate bonds (48%); United

                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                         (DOLLAR AMOUNTS IN THOUSANDS)
NOTE 10--COMMITMENTS AND CONTINGENCIES (CONTINUED)

Funds (3%); and policy loans (2%) which are secured by the underlying insurance policy value. The balance of the portfolio is invested in short-term investments, non investment grade corporate bonds, and various limited partnerships. Investments in municipal governments and corporations are made throughout the U.S. with no concentration in any given state. Corporate debt investments are made in a wide range of industries. At December 31, 1996, 1% or more of the portfolio was invested in the following industries: financial services (22%); chemicals (6%); transportation (4%); foods and kindred products (5%); regulated utilities (3%); manufacturing (3%); media and communications (3%); electronics (2%); paper and allied products (2%); and services (1%). At the end of 1996, 7% of the carrying value of securities was rated below investment grade. Par value of these investments was $47,300, amortized cost was $48,112, and market value was $49,034. While these investments could be subject to additional credit risk, such risk should generally be reflected in market value.

  Collateral requirements: United Investors requires collateral for investments in instruments where collateral is available and typically required because of the nature of the investment. Since the majority of United Investor's investments are in government, government-secured, or corporate securities, the requirement for collateral is rare.

NOTE 11--SUPPLEMENTAL DISCLOSURES FOR CASH FLOW STATEMENT

  There were no noncash investing or financing activities for the years 1996, 1995, and 1994.

  The following table summarizes certain amounts paid during the period:

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
                                                          1996    1995    1994
                                                         ------- ------- -------
       Taxes paid....................................... $22,111 $15,393 $14,187

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors of United Investors Life Insurance Company And the Contract Owners of the United Investors Annuity Variable Account Birmingham, Alabama

  We have audited the accompanying balance sheet of United Investors Annuity Variable Account as of December 31, 1996 and the related statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 1996. These financial statements are the responsibility of the United Investors Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Investors Annuity Variable Account at December 31, 1996 and the results of its operations and changes in its net assets for each of the years in the two-year period ended December 31, 1996 in conformity with generally accepted accounting principles.

                                          KPMG PEAT MARWICK LLP

Birmingham, Alabama
March 12, 1997



                                   F-20(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                                 BALANCE SHEET
                            AS OF DECEMBER 31, 1996

                                                                                                                       LIMITED
                     MONEY                   HIGH                                                SMALL                   TERM
                    MARKET       BOND       INCOME       GROWTH       INCOME    INTERNATIONAL     CAP      BALANCED      BOND
                  ----------- ----------- ----------- ------------ ------------ ------------- ----------- ----------- ----------
Assets:
Investments in
 Mutual Funds
 (Note B).......  $35,572,227 $88,348,189 $93,077,079 $493,365,464 $449,596,456  $76,674,562  $94,140,878 $41,030,105 $3,057,400
                  ----------- ----------- ----------- ------------ ------------  -----------  ----------- ----------- ----------
Total assets....   35,572,227  88,348,189  93,077,079  493,365,464  449,596,456   76,674,562   94,140,878  41,030,105  3,057,400
                  ----------- ----------- ----------- ------------ ------------  -----------  ----------- ----------- ----------
Liabilities:
Mortality and
 expense risk
 charge payable
 to Sponsor
 (Note D).......       10,430      26,018      27,184      146,755      133,217       21,961       26,729      12,019        894
                  ----------- ----------- ----------- ------------ ------------  -----------  ----------- ----------- ----------
Total
 liabilities....       10,430      26,018      27,184      146,755      133,217       21,961       26,729      12,019        894
                  ----------- ----------- ----------- ------------ ------------  -----------  ----------- ----------- ----------
Net assets (Note
 C).............  $35,561,797 $88,322,171 $93,049,895 $493,218,709 $449,463,239  $76,652,601  $94,114,149 $41,018,086 $3,056,506
                  =========== =========== =========== ============ ============  ===========  =========== =========== ==========
Equity:
Equity of
 Sponsor
 (Note E).......  $         0 $ 1,005,935 $ 1,108,448 $  1,822,527 $  2,132,101  $    78,572  $   110,195 $    84,278 $  580,658
Equity of
 contract
 owners.........   35,561,797  87,316,236  91,941,447  491,396,182  447,331,138   76,574,029   94,003,954  40,933,808  2,475,848
                  ----------- ----------- ----------- ------------ ------------  -----------  ----------- ----------- ----------
Total equity....  $35,561,797 $88,322,171 $93,049,895 $493,218,709 $449,463,239  $76,652,601  $94,114,149 $41,018,086 $3,056,506
                  =========== =========== =========== ============ ============  ===========  =========== =========== ==========
Accumulation
 units
 outstanding....   23,280,737  43,901,442  41,973,073  135,309,921  210,826,563   63,389,043   55,504,706  30,524,995  2,631,935
                  =========== =========== =========== ============ ============  ===========  =========== =========== ==========
Net asset value
 per unit.......  $  1.527520 $  2.011828 $  2.216895 $   3.645104 $   2.131909  $  1.209241  $  1.695607 $  1.343754  $1.161315
                  =========== =========== =========== ============ ============  ===========  =========== =========== ==========

                    ASSET
                   STRATEGY      TOTAL
                  ---------- --------------
Assets:
Investments in
 Mutual Funds
 (Note B).......   7,998,467 $1,382,860,828
                  ---------- --------------
Total assets....   7,998,467  1,382,860,828
                  ---------- --------------
Liabilities:
Mortality and
 expense risk
 charge payable
 to Sponsor
 (Note D).......       2,399        407,606
                  ---------- --------------
Total
 liabilities....       2,399        407,606
                  ---------- --------------
Net assets (Note
 C).............  $7,996,068 $1,382,453,221
                  ========== ==============
Equity:
Equity of
 Sponsor
 (Note E).......  $   10,639 $    6,933,353
Equity of
 contract
 owners.........   7,985,429  1,375,519,868
                  ---------- --------------
Total equity....  $7,996,068 $1,382,453,221
                  ========== ==============
Accumulation
 units
 outstanding....   7,517,085    614,859,500
                  ========== ==============
Net asset value
 per unit.......  $ 1.063719
                  ==========

                      See Notes to Financial Statements.

                                    F-21(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE YEAR ENDED DECEMBER 31, 1996

                      MONEY                     HIGH                                                   SMALL
                     MARKET        BOND        INCOME        GROWTH        INCOME     INTERNATIONAL     CAP       BALANCED
                   -----------  -----------  -----------  ------------  ------------  ------------- -----------  -----------
Dividend income
(Note B, D)......  $ 1,690,561  $ 5,432,997  $ 7,854,352  $ 56,320,161  $ 10,899,256   $   974,706  $ 3,710,159  $ 2,267,716
Expenses paid to
Sponsor (Note D):
 Mortality and
 expense risk
 charge..........      312,072      756,437      775,316     3,974,276     3,439,937       549,848      699,794      279,907
 Contract
 maintenance
 charges:
 Sales expense...      117,683      473,630      464,878     2,264,091     2,125,926       362,157      435,854      177,703
 Administrative
  expense........       19,290       88,570       93,291       507,714       417,748        69,957       81,940       27,107
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Total............      449,045    1,318,637    1,333,485     6,746,081     5,983,611       981,962    1,217,588      484,717
Net investment
 income..........    1,241,516    4,114,360    6,520,867    49,574,080     4,915,645        (7,256)   2,492,571    1,782,999
Realized
investment gains
distributed to
accounts.........            0       86,898      576,190     3,605,572     7,773,632       314,046    1,094,691      283,355
Unrealized
investment gains
(losses).........            0   (2,680,176)   1,779,888    (6,845,217)   50,737,934     7,570,541     (951,002)     881,599
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Net gain (loss)
on investments...            0   (2,593,278)   2,356,078    (3,239,645)   58,511,566     7,884,587      143,689    1,164,954
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Net increase in
net assets from
operations.......    1,241,516    1,521,082    8,876,945    46,334,435    63,427,211     7,877,331    2,636,260    2,947,953
Premium deposits
and net
transfers*.......    6.985,782    7,287,237    6,418,968    64,208,394    79,372,335    22,334,127   40,101,916   16,326,239
Transfer to
Sponsor for
benefits and
terminations.....   (8,197,908)  (5,042,186)  (4,954,968) (19,449,582)   (15,602,179)   (1,817,005)  (2,335,514)   (993,099)
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Total increase ..       29,390    3,766,133   10,340,945    91,093,247   127,197,367    28,394,453   40,402,662   18,281,093
Net assets at
beginning of
period...........  $35,532,407  $84,556,038  $82,708,950  $402,125,462  $322,265,872    48,258,148   53,711,487   22,736,993
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Net assets at end
of period (Note
C)...............  $35,561,797  $88,322,171  $93,049,895  $493,218,709  $449,463,239   $76,652,601  $94,114,149  $41,018,086
                   ===========  ===========  ===========  ============  ============   ===========  ===========  ===========

                    LIMITED
                      TERM       ASSET
                      BOND      STRATEGY       TOTAL
                   ----------- ----------- ---------------
Dividend income
(Note B, D)......  $  160,174    $272,898  $   89,582,980
Expenses paid to
Sponsor (Note D):
 Mortality and
 expense risk
 charge..........      23,691      62,883     $10,874,161
 Contract
 maintenance
 charges:
 Sales expense...      13,377      36,677  $    6,471,976
 Administrative
  expense........       1,551       5,921      $1,313,089
                   ----------- ----------- ---------------
Total............      38,619     105,481      18,659,226
Net investment
 income..........     121,555     167,417      70,923,754
Realized
investment gains
distributed to
accounts.........       4,751      30,906      13,770,041
Unrealized
investment gains
(losses).........     (60,676)    126,503      50,559,394
                   ----------- ----------- ---------------
Net gain (loss)
on investments...     (55,925)    157,409      64,329,435
                   ----------- ----------- ---------------
Net increase in
net assets from
operations.......      65,630     324,826     135,253,189
Premium deposits
and net
transfers*.......     903,214   3,631,664     247,569,876
Transfer to
Sponsor for
benefits and
terminations.....    (173,960)   (240,685)    (58,807,086)
                   ----------- ----------- ---------------
Total increase ..     794,884   3,715,805     324,015,979
Net assets at
beginning of
period...........   2,261,622   4,280,263   1,058,437,242
                   ----------- ----------- ---------------
Net assets at end
of period (Note
C)...............  $3,056,506  $7,996,068  $1,382,453,221
                   =========== =========== ===============

-----
*Includes transfer activity from (to) other portfolios.
                      See Notes to Financial Statements.

                                    F-22(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                     FOR THE YEAR ENDED DECEMBER 31, 1995

                      MONEY                     HIGH                                                  SMALL
                     MARKET        BOND        INCOME        GROWTH       INCOME     INTERNATIONAL     CAP       BALANCED
                   -----------  -----------  -----------  ------------ ------------  ------------- -----------  -----------
Dividend income
(Note B, D)......  $ 1,516,235  $ 5,268,741  $ 7,091,563  $ 66,171,788 $  8,294,190   $   693,441  $ 1,581,718  $   851,020
Expenses paid to
Sponsor (Note D):
 Mortality and
 expense risk
 charge..........      252,278      706,233      690,761     2,967,452    2,451,734       343,746      305,480      137,310
 Contract
 maintenance
 charges:
 Sales expense...      104,395      468,633      432,639     1,784,783    1,600,340       202,707      159,218       79,172
 Administrative
  expense........       16,245       91,998       93,311       426,655      340,301        41,996       29,985       11,674
                   -----------  -----------  -----------  ------------ ------------   -----------  -----------  -----------
Total............      372,918    1,266,864    1,216,711     5,178,890    4,392,375       588,449      494,683      228,156
Net investment
 income..........    1,143,317    4,001,877    5,874,852    60,992,898    3,901,815       104,992    1,087,035      622,864
Realized
investment gains
(losses)
distributed to
accounts.........            0      (18,831)     231,861     2,761,573    3,840,278        67,209      470,217       53,548
Unrealized
investment gains
(losses).........            0    9,318,288    5,402,508    38,386,797   58,906,018     1,436,803    6,862,851    2,336,340
                   -----------  -----------  -----------  ------------ ------------   -----------  -----------  -----------
Net gain (loss)
on investments...            0    9,299,457    5,634,369    41,148,370   62,746,296     1,504,012    7,333,068    2,389,888
                   -----------  -----------  -----------  ------------ ------------   -----------  -----------  -----------
Net increase
(Decrease) in net
assets from
operations.......    1,143,317   13,301,334   11,509,221   102,141,268   66,648,111     1,609,004    8,420,103    3,012,752
Premium deposits
and net
transfers*.......    9,956,947    4,934,351    5,753,259    47,265,177   51,278,552    22,284,254   30,279,539   11,700,908
Investment by
sponsor
(Note E).........            0            0            0             0            0             0            0            0
Transfer to
Sponsor for
benefits and
terminations.....   (4,297,070)  (4,498,627)  (3,880,564) (12,913,352)   (8,971,124)     (706,848)    (499,878)   (184,540)
                   -----------  -----------  -----------  ------------ ------------   -----------  -----------  -----------
Total increase ..    6,803,194   13,737,058   13,381,916   136,493,093  108,955,539    23,186,410   38,199,764   14,529,120
Net assets at
beginning of
period...........  $28,729,213  $70,818,980  $69,327,034   265,632,369 $213,310,333    25,071,738   15,511,723    8,207,873
                   -----------  -----------  -----------  ------------ ------------   -----------  -----------  -----------
Net assets at end
of period (Note
C)...............  $35,532,407  $84,556,038  $82,708,950  $402,125,462 $322,265,872   $48,258,148  $53,711,487  $22,736,993
                   ===========  ===========  ===========  ============ ============   ===========  ===========  ===========

                    LIMITED
                      TERM       ASSET
                      BOND      STRATEGY       TOTAL
                   ----------- ----------- ---------------
Dividend income
(Note B, D)......  $  123,075     $63,990  $   91,655,761
Expenses paid to
Sponsor (Note D):
 Mortality and
 expense risk
 charge..........      15,914      12,051       7,882,959
 Contract
 maintenance
 charges:
 Sales expense...       6,458       2,363       4,840,708
 Administrative
  expense........         845         286       1,053,296
                   ----------- ----------- ---------------
Total............      23,217      14,700      13,776,963
Net investment
 income..........      99,858      49,290      77,878,798
Realized
investment gains
(losses)
distributed to
accounts.........      29,003         927       7,435,785
Unrealized
investment gains
(losses).........      68,290     (53,666)    122,664,229
                   ----------- ----------- ---------------
Net gain (loss)
on investments...      97,293     (52,739)    130,100,014
                   ----------- ----------- ---------------
Net increase
(Decrease) in net
assets from
operations.......     197,151      (3,449)    207,978,812
Premium deposits
and net
transfers*.......     955,854   4,309,010     188,717,851
Investment by
sponsor
(Note E).........           0      10,000          10,000
Transfer to
Sponsor for
benefits and
terminations.....     (17,473)    (35,298)    (36,004,774)
                   ----------- ----------- ---------------
Total increase ..   1,135,532   4,280,263     360,701,889
Net assets at
beginning of
period...........   1,126,090           0     697,735,353
                   ----------- ----------- ---------------
Net assets at end
of period (Note
C)...............  $2,261,622  $4,280,263  $1,058,437,242
                   =========== =========== ===============

-----
*Includes transfer activity from (to) other portfolios.
                      See Notes to Financial Statements.

                                    F-23(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Organization--The United Investors Annuity Variable Account ("the Annuity Variable Account") was established on December 8, 1981 and modified on January 5, 1987 as a segregated account of United Investors Life Insurance Company ("the Sponsor") and has been registered as a unit investment trust under the Investment Company Act of 1940. The Annuity Variable Account invests in shares of TMK/United Funds, Inc. ("the Fund"), a mutual fund with ten separate investment portfolios including a money market portfolio, a bond portfolio, a high income portfolio, a growth portfolio, an income portfolio, an international portfolio, a small cap portfolio, a balanced portfolio, a limited term bond portfolio, and an asset strategy portfolio. The assets of each portfolio of the Fund are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the investment performance of one portfolio has no effect on any other portfolio.

  Basis of Presentation--The financial statements of the Annuity Variable Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

  Federal Taxes--Currently no charge is made to the Annuity Variable Account for federal income taxes because no federal income tax is imposed on the Sponsor for the Annuity Variable Account investment income under current tax law.

NOTE B--INVESTMENTS

  Stocks and convertible bonds of the Fund are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a matrix pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using NASDAQ (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked prices quoted by major dealers in such stock. Short-term debt securities are valued at amortized cost, which approximates market.

  Security transactions are accounted for by the Fund on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

  Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios (see Note C--Net Assets). Dividends received from the portfolios are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date.

                                   F-24(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

  The following is a summary of reinvested dividends by portfolio:

                                                             1996
                                                             ----
             INVESTMENT PORTFOLIO              SHARES REINVESTED DIVIDEND INCOME
             --------------------              ----------------- ---------------
Money Market..................................     1,690,561       $ 1,690,561
Bond..........................................     1,044,727         5,432,997
High Income...................................     1,716,798         7,854,352
Growth........................................     8.286,398        56,320,161
Income........................................     1,075,164        10,899,256
International.................................       162,478           974,706
Small Cap.....................................       462,752         3,710,159
Balanced......................................       365,955         2,267,716
Limited Term Bond.............................        31,018           160,174
Asset Strategy................................        53,152           272,898

                                                             1995
                                                             ----
             INVESTMENT PORTFOLIO              SHARES REINVESTED DIVIDEND INCOME
             --------------------              ----------------- ---------------
Money Market..................................     1,516,235       $ 1,516,235
Bond..........................................       983,451         5,268,741
High Income...................................     1,596,120         7,091,563
Growth........................................     9,693,938        66,171,788
Income........................................       956,025         8,294,190
International.................................       131,363           693,441
Small Cap.....................................       205,610         1,581,718
Balanced......................................       144,253           851,020
Limited Term Bond.............................        23,442           123,075
Asset Strategy................................        12,766            63,990

                                    F-25(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE C--NET ASSETS

  The following table illustrates by component parts the net asset value for each portfolio.

                      MONEY                     HIGH                                                   SMALL
1996                 MARKET        BOND        INCOME        GROWTH        INCOME     INTERNATIONAL     CAP       BALANCED
----               -----------  -----------  -----------  ------------  ------------  ------------- -----------  -----------
Cost to:
Contract Owners..  $48,647,847  $84,646,369  $77,981,111  $343,264,279  $336,214,465   $70,392,344  $84,531,999  $36,386,682
Sponsor..........            0      500,000      500,000       500,000     1,000,000        65,000       65,000       62,717
Adjustment for
 market
 appreciation
 (depreciation)
 and reinvested
 dividends.......    7,939,379   26,604,996   37,031,230   220,083,512   160,311,133    10,500,843   14,167,760    6,520,742
Deductions:
Mortality and
 expense risk
 charge..........   (1,499,580)  (3,368,180)  (3,263,905)  (12,232,267)   (8,862,033)     (960,194)  (1,041,069)    (438,483)
Contract
 maintenance
 charges:
 Sales expense...     (621,483)  (2,053,195)  (1,896,061)   (6,889,571)   (5,411,011)     (594,764)    (612,313)    (263,587)
 Administrative
  expense........     (112,805)    (426,925)    (434,341)   (1,716,099)   (1,141,613)     (117,092)    (114,292)     (39,732)
Benefits &
 terminations....  (18,791,561) (17,580,894) (16,868,139)  (49,791,145)  (32,647,702)   (2,633,536)  (2,882,936)  (1,210,253)
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Net assets.......  $35,561,797  $88,322,171  $93,049,895  $493,218,709  $449,463,239   $76,652,601  $94,114,149  $41,018,086
                   ===========  ===========  ===========  ============  ============   ===========  ===========  ===========
                      MONEY                     HIGH                                                   SMALL
1995                 MARKET        BOND        INCOME        GROWTH        INCOME     INTERNATIONAL     CAP       BALANCED
----               -----------  -----------  -----------  ------------  ------------  ------------- -----------  -----------
Cost to:
 Contract Owners.  $41,662,065   77,359,132   71,562,143   279,055,885   256,842,130    48,058,217   44,430,083   20,060,443
 Sponsor.........            0      500,000      500,000       500,000     1,000,000        65,000       65,000       62,717
Adjustment for
market
appreciation
(depreciation)
and reinvested
dividends........    6,248,818   23,765,277   26,820,800   167,002,996    90,900,311     1,641,550   10,313,912    3,088,072
Deductions:
 Mortality and
  expense risk
  charge.........   (1,187,508)  (2,611,743)  (2,488,589)   (8,257,991)   (5,422,096)     (410,346)    (341,275)    (158,576)
 Contract
  maintenance
  charges:
 Sales expense...     (503,800)  (1,579,565)  (1,431,183)   (4,625,480)   (3,285,085)     (232,607)    (176,459)     (85,884)
 Administrative
  expense........      (93,515)    (338,355)    (341,050)   (1,208,385)     (723,865)      (47,135)     (32,352)     (12,625)
 Benefits &
  terminations...  (10,593,653) (12,538,708) (11,913,171)  (30,341,563)  (17,045,523)     (816,531)    (547,422)    (217,154)
                   -----------  -----------  -----------  ------------  ------------   -----------  -----------  -----------
Net assets.......   35,532,407   84,556,038   82,708,950   402,125,462   322,265,872    48,258,148   53,711,487   22,736,993
                   ===========  ===========  ===========  ============  ============   ===========  ===========  ===========

                    LIMITED
                      TERM       ASSET
1996                  BOND      STRATEGY
----               ----------- -----------
Cost to:
Contract Owners..  $2,489,240  $7,940,674
Sponsor..........     500,000      10,000
Adjustment for
 market
 appreciation
 (depreciation)
 and reinvested
 dividends.......     325,543     441,558
Deductions:
Mortality and
 expense risk
 charge..........     (44,093)    (74,934)
Contract
 maintenance
 charges:
 Sales expense...     (20,321)    (39,040)
 Administrative
  expense........      (2,430)     (6,207)
Benefits &
 terminations....    (191,433)   (275,983)
                   ----------- -----------
Net assets.......  $3,056,506  $7,996,068
                   =========== ===========
                    LIMITED
                      TERM       ASSET
1995                  BOND      STRATEGY
----               ----------- -----------
Cost to:
 Contract Owners.   1,586,026  $4,309,010
 Sponsor.........     500,000      10,000
Adjustment for
market
appreciation
(depreciation)
and reinvested
dividends........     221,294      11,251
Deductions:
 Mortality and
  expense risk
  charge.........     (20,402)    (12,051)
 Contract
  maintenance
  charges:
 Sales expense...      (6,944)     (2,363)
 Administrative
  expense........        (879)       (286)
 Benefits &
  terminations...     (17,473)    (35,298)
                   ----------- -----------
Net assets.......   2,261,622   4,280,263
                   =========== ===========

                                    F-26(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE D--CHARGES AND DEDUCTIONS

FUND MANAGEMENT AND FEES

  Waddell & Reed Investment Management Company ("the Manager"), is the manager of the Fund and provides investment advisory services to the Fund. Each portfolio will pay the manager a fee for managing its investments consisting of two elements: (i) a specific fee computed on each portfolio's net asset value at the close of business each day at the following annual rates: Money Market Portfolio--None; Bond Portfolio--.03 of 1% of net assets; High Income Portfolio--.15 of 1% of net assets; Growth Portfolio--.20 of 1% of net assets; Income Portfolio--.20 of 1% of net assets; International Portfolio--.30 of 1% of net assets; Small Cap Portfolio--.35 of 1% of net assets; Balanced Portfolio--.10 of 1% of net assets; Limited Term Bond Portfolio--.05 of 1% of net assets; Asset Strategy Portfolio--.30 of 1% of net assets; and (ii) a pro rata participation based on the relative net asset size of each portfolio in a "Group" fee computed each day on the combined net asset values of all of the portfolios at the following annual rates: Group Net Asset Level from $0 to $750 million--Annual Group Fee Rate .51 of 1%; From $750 to $1,500 million--
 .49 of 1%; from $1,500 to $2,250 million--.47 of 1%; over $2,250 million--.45 of 1%. Fees for these services are deducted from dividend income.

  Prior to July 1995, fees for these services were deducted from dividend income at the following annual rates: Money Market Portfolio--.51 of 1% of net assets; Bond Portfolio--.54 of 1% of net assets; High Income Portfolio--.66 of 1% of net assets; Growth Portfolio--.71 of 1% of net assets; Income Portfolio--.71 of 1% of net assets; International Portfolio--.81 of 1% of net assets; Small Cap Portfolio--.86 of 1% of net assets; Balanced Portfolio--.61 of 1% of net assets; and Limited Term Bond Portfolio--.56 of 1% of net assets. These fees are a result of the combination of two elements: (i) a specific fee computed on each portfolio's net asset value at the close of each business day at the following annual rates: Money Market Portfolio--None; Bond Portfolio--
 .03 of 1% of net assets; High Income Portfolio--.15 of 1% of net assets; Growth Portfolio--.20 of 1% of net assets; Income Portfolio--.20 of 1% of net assets; International Portfolio--.30 of 1% of net assets; Small Cap Portfolio--.35 of 1% of net assets; Balanced Portfolio--.10 of 1% of net assets; and Limited Term Bond Portfolio--.05 of 1% of net assets; and (ii) a base fee computed each day on the combined net asset values of all of the portfolios and allocated among the portfolios based on their relative net asset size at the annual rate of .51 of 1%. The amount of these fees have been:

                                                              1996       1995
                                                           ---------- ----------
   Money Market........................................... $  174,341 $  140,051
   Bond...................................................    448,923    421,289
   High Income............................................    563,465    503,913
   Growth.................................................  3,112,383  2,329,194
   Income.................................................  2,696,678  1,927,811
   International..........................................    493,772    309,679
   Small Cap..............................................    666,450    292,479
   Balanced...............................................    188,225     92,762
   Limited Term Bond......................................     14,668      9,753
   Asset Strategy.........................................     56,906     10,835


                                   F-27(VA)

                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


MORTALITY AND EXPENSE RISK CHARGES

  A daily charge is deducted at an effective annual rate of .90% of the average daily net assets of each investment portfolio to compensate the Sponsor for certain mortality and expense risks assumed. The mortality risk arises from the Sponsor's obligation to make annuity payments (determined in accordance with annuity tables) regardless of how long all annuitants may live. The Sponsor also assumes the risk that other expense charges may be insufficient to cover the actual expenses incurred in connection with policy obligations.

PREMIUM DEPOSIT CHARGES

  The Sponsor does not impose an immediate charge against premium deposits (except for premium taxes incurred).

CONTRACT MAINTENANCE CHARGES

  On each of the first ten policy anniversaries following the receipt of a premium deposit, there is an annual deduction of .85% of each premium deposit which compensates the Sponsor for certain sales and other distribution expenses incurred, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

  The Sponsor deducts a charge of $50 on each policy anniversary to compensate it for administrative expenses. This charge is "cost-based" and the Sponsor does not expect a profit from the charge.

PREMIUM TAXES

  The Sponsor deducts a charge for premium taxes incurred in accordance with state and local law at the time the premium deposit is accepted, when the policy value is withdrawn or surrendered, or when annuity payments begin.

WITHDRAWAL CHARGES

  For surrenders occurring during the first eight policy years following the receipt of a premium deposit, a withdrawal charge is made, measured as a percent of the total premium deposits as specified in the following table. The withdrawal charge percentage varies depending on the "age" of the premium deposits included in the withdrawal; in other words, the policy year in which the premium deposit was made. Partial withdrawals may also be subject to a charge measured as a percent of the premium deposits included in the withdrawal. A $20 transaction charge is applied if more than four withdrawals occur during a policy year.

            NO. OF POLICY YEARS
               SINCE RECEIPT                                                8 OR
            OF PREMIUM DEPOSIT               0   1   2   3   4   5   6   7  MORE
------------------------------------------- --- --- --- --- --- --- --- --- ----
Withdrawal Charge %........................  8%  7%  6%  5%  4%  3%  2%  1%   0

  Withdrawal charges are included in transfers to sponsors for benefits and terminations.

NOTE E--EQUITY OF SPONSOR

  The equity of the Sponsor may be withdrawn at the discretion of the Sponsor without penalty.

                                   F-28(VA)

  Depreciation expense for the years ended December 31, 1996, 1995, and 1994 amounted to $31,288, $19,777 and $6,031, respectively.
                   UNITED INVESTORS ANNUITY VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE F--SELECTED UNIT DATA

  Selected data for a unit of the Annuity Variable Separate Account outstanding throughout each period follows.

                                                                                                LIMITED
                          MONEY           HIGH                                 SMALL             TERM    ASSET
1996                      MARKET  BOND   INCOME  GROWTH  INCOME  INTERNATIONAL  CAP    BALANCED  BOND   STRATEGY
----                      ------  -----  ------  ------  ------  ------------- ------  -------- ------- --------
Dividend income.........  $ 0.07  $0.13  $0.19   $0.44   $0.06      $ 0.02     $ 0.08   $ 0.09   $0.07   $ 0.04
Expenses................    0.02   0.03   0.03    0.05    0.03        0.02       0.03     0.02    0.02     0.02
                          ------  -----  -----   -----   -----      ------     ------   ------   -----   ------
Investment income--net..    0.05   0.10   0.16    0.39    0.03        0.00       0.05     0.07    0.05     0.02
Net realized and
unrealized investment
gains (losses)..........  (0.29)   0.03   0.04   (0.36)   0.02      (0.30)     (1.10)   (0.70)   (0.45)  (1.34)
Premium deposits and net
transfers...............    0.30   0.17   0.15    0.50    0.41        0.41       0.89     0.67    0.39     0.55
Transfer to Sponsor for
benefits and
terminations............   (0.35) (0.12) (0.12)  (0.15)  (0.08)      (0.03)     (0.05)   (0.04)  (0.08)   (0.04)
                          ------  -----  -----   -----   -----      ------     ------   ------   -----   ------
Increase in net asset
value...................   (0.29)  0.18   0.23    0.38    0.38        0.08      (0.21)    0.00   (0.09)   (0.81)
Net asset value,
beginning of the period.    1.81   1.86   2.01    3.44    1.94        1.34       2.30     1.69    1.41     2.00
                          ------  -----  -----   -----   -----      ------     ------   ------   -----   ------
Net asset value, end of
the period..............  $ 1.52  $2.04  $2.24   $3.82   $2.32      $ 1.42     $ 2.09   $ 1.69   $1.32   $ 1.19
                          ======  =====  =====   =====   =====      ======     ======   ======   =====   ======
                                                                                                LIMITED
                          MONEY           HIGH                                 SMALL             TERM    ASSET
1995                      MARKET  BOND   INCOME  GROWTH  INCOME  INTERNATIONAL  CAP    BALANCED  BOND   STRATEGY
----                      ------  -----  ------  ------  ------  ------------- ------  -------- ------- --------
Dividend income.........  $ 0.08  $0.12  $0.17   $0.57   $0.05      $ 0.02     $ 0.07   $ 0.06   $0.08   $ 0.03
Expenses................    0.02   0.03   0.03    0.04    0.03        0.02       0.02     0.02    0.01     0.01
                          ------  -----  -----   -----   -----      ------     ------   ------   -----   ------
Investment income--net..    0.06   0.09   0.14    0.53    0.02        0.00       0.05     0.04    0.07     0.02
Net realized and
unrealized investment
gains (losses)..........       0   0.20   0.14    0.35    0.38        0.04       0.31     0.18    0.06    (0.02)
Premium deposits and net
transfers...............    0.51   0.11   0.14    0.40    0.31        0.62       1.30     0.87    0.59     2.02
Transfer to Sponsor for
benefits and
terminations............   (0.22) (0.10) (0.09)  (0.11)  (0.05)      (0.02)     (0.02)   (0.01)  (0.01)   (0.02)
                          ------  -----  -----   -----   -----      ------     ------   ------   -----   ------
Increase in net asset
value...................    0.35   0.30   0.33    1.17    0.66        0.64       1.64     1.08    0.71     2.00
Net asset value,
beginning of the period.    1.46   1.56   1.68    2.27    1.28        0.70       0.66     0.61    0.70     0.00
                          ------  -----  -----   -----   -----      ------     ------   ------   -----   ------
Net asset value, end of
the period..............  $ 1.81  $1.86  $2.01   $3.44   $1.94      $ 1.34     $ 2.30   $ 1.69   $1.41   $ 2.00
                          ======  =====  =====   =====   =====      ======     ======   ======   =====   ======

                                    F-29(VA)